Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2024
TSS-NPRT1-1024
1.9885907.106
Municipal Bonds - 64.3%
	Principal Amount (a)	Value ($)
Alabama - 2.1%
Birmingham Arpt. Auth. Series 2020, 5% 7/1/25 (Build America Mutual Assurance Insured)	325,000	330,870
Black Belt Energy Gas District:
(Proj. No. 6) Series 2021 B, 4% 12/1/24	1,250,000	1,251,162
(Proj. No.7) Series 2021 C1:
4% 12/1/24	3,000,000	3,002,789
4% 12/1/25	4,000,000	4,036,128
Bonds:
(Proj. No.7):
Series 2021 C1, 4%, tender 12/1/26 (b)	11,350,000	11,428,113
Series 2021 C2, SIFMA Municipal Swap Index + 0.350% 3.27%, tender 12/1/26 (b)(c)	2,350,000	2,288,093
Series 2019 A, 4%, tender 12/1/25 (b)	3,050,000	3,064,419
Series 2022 D1, 4%, tender 6/1/27 (b)	2,000,000	2,016,700
Series 2022 D2, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.400% 4.985%, tender 6/1/27 (b)(c)	5,000,000	5,068,767
Series 2022 E, 5%, tender 6/1/28 (b)	2,370,000	2,477,072
Series 2023 D1, 5.5%, tender 2/1/29 (b)	1,000,000	1,070,756
Series 2022 C1:
5.25% 12/1/24	2,025,000	2,031,863
5.25% 6/1/25	695,000	703,464
5.25% 12/1/25	1,125,000	1,148,842
5.25% 6/1/26	575,000	592,441
Series 2022 E:
5% 6/1/25	825,000	833,487
5% 6/1/26	1,140,000	1,169,407
Series 2023 A:
5% 10/1/24	2,075,000	2,076,950
5% 10/1/25	2,125,000	2,164,013
Series 2023 C, 5.5% 6/1/27	685,000	719,210
Series 2024 C:
5% 7/1/26	1,750,000	1,798,655
5% 7/1/27	1,250,000	1,301,771
Health Care Auth. for Baptist Health Series 2023 A:
5% 11/15/24	1,385,000	1,388,771
5% 11/15/25	1,290,000	1,317,054
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/26	500,000	510,568
Jefferson County Swr. Rev. Series 2024:
5% 10/1/24	165,000	165,168
5% 10/1/25	740,000	754,365
5% 10/1/26	445,000	461,752
5% 10/1/27	410,000	432,890
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/25	100,000	100,952
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	740,000	748,983
Series 2008, 3.65%, tender 1/10/25 (b)	12,050,000	12,051,848
Series 2009 E, 1%, tender 6/26/25 (b)	600,000	587,990
Southeast Alabama Gas Supply District (Proj. No. 1) Series 2024 A:
5% 4/1/25	3,070,000	3,090,986
5% 4/1/26	1,500,000	1,535,823
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1, 4% 6/1/25	300,000	301,168
(Proj. NO. 5) Series 2023 A:
5% 7/1/25	650,000	657,945
5% 7/1/27	1,185,000	1,229,542
5.25% 7/1/28	1,945,000	2,055,046
Univ. of South Alabama Univ. Rev. Series 2021, 4% 4/1/26	500,000	510,742
TOTAL ALABAMA		78,476,565
Alaska - 0.3%
Alaska Gen. Oblig. Series 2025 A:
5% 8/1/26 (d)	840,000	860,826
5% 8/1/27 (d)	465,000	485,549
5% 8/1/28 (d)	185,000	196,513
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	415,000	406,679
Alaska Int'l. Arpts. Revs. Series 2021 C:
5% 10/1/25 (e)	1,980,000	2,021,002
5% 10/1/28 (e)	1,000,000	1,066,648
Alaska Muni. Bond Bank Series 2023 TWO:
5% 12/1/24 (e)	460,000	461,273
5% 12/1/25 (e)	485,000	494,060
5% 12/1/26 (e)	510,000	527,855
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A:
5% 6/1/25	2,415,000	2,434,905
5% 6/1/26	1,000,000	1,020,900
TOTAL ALASKA		9,976,210
Arizona - 2.8%
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/24	45,000	45,190
5% 12/1/26	110,000	110,490
Bonds Series 2015 B:
SIFMA Municipal Swap Index + 0.250% 3.17%, tender 11/4/26 (b)(c)	2,105,000	2,072,715
SIFMA Municipal Swap Index + 0.250% 3.17%, tender 1/1/46 (b)(c)	395,000	395,283
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A, 5% 2/1/26	750,000	773,495
Arizona Indl. Dev. Auth. Single F Bonds Series 2024 B, 3.75%, tender 4/1/25 (b)	4,875,000	4,876,683
Arizona St Indl. Dev. Auth. Multi Bonds:
(Ironwood Ranch Apts. Proj.) Series 2024, 5%, tender 9/1/26 (b)	3,000,000	3,114,660
(The Ranches at Gunsmoke Proj.) Series 2024, 5%, tender 11/1/26 (b)	3,000,000	3,122,246
Bullhead City Excise Taxes Series 2021 2, 0.75% 7/1/25	325,000	316,330
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds:
(Intel Corp. Proj.):
Series 2007, 4.1%, tender 6/15/28 (b)(e)	570,000	580,222
Series 2019, 4%, tender 6/1/29 (b)(e)	4,000,000	4,049,759
Series 2022 2, 5%, tender 9/1/27 (b)(e)	11,300,000	11,630,544
Series 2022 1, 5%, tender 9/1/27 (b)(e)	7,400,000	7,615,660
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(e)	1,055,000	1,058,797
Glendale Union School District 205 Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	225,000	228,923
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	9,600,000	9,915,725
Series 2023 A1, 5%, tender 5/15/26 (b)	6,040,000	6,229,035
Series 2023 A2, 5%, tender 5/15/28 (b)	2,120,000	2,264,506
Series C, 5%, tender 10/18/24 (b)	1,140,000	1,142,210
Northern Arizona Univ. Ctfs. of Prtn. (Northern Arizona Univeristy Projs.) Series 2024:
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	860,000	878,467
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,540,000	1,608,468
Phoenix Civic Impt. Board Arpt. Rev. Series 2023, 5% 7/1/25 (e)	1,100,000	1,116,603
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2014 B, 5% 7/1/27	400,000	400,535
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.25%, tender 11/1/24 (b)(e)	40,725,000	40,724,609
Yuma Pledged Rev. Series 2021, 4% 7/1/25	505,000	509,831
TOTAL ARIZONA		104,780,986
California - 2.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	290,000	287,732
Series A, 2.95%, tender 4/1/26 (b)	105,000	104,700
Series B, 2.85%, tender 4/1/25 (b)	6,090,000	6,082,196
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Series 2023 C, 5% 10/1/26	625,000	638,166
California Gen. Oblig.:
Series 2015, 5% 3/1/28	2,000,000	2,022,398
Series 2017, 5% 11/1/24	2,500,000	2,508,860
California Health Facilities Fing. Auth. Rev. Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	1,250,000	1,225,206
Series 2016 B2, 4%, tender 10/1/24 (b)	7,000,000	7,001,424
Series 2021 A, 3%, tender 8/15/25 (b)	5,915,000	5,900,492
California Hsg. Fin. Agcy. Ltd. Obl Bonds Series 2023 V, 5%, tender 11/1/26 (b)	5,000,000	5,193,599
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	395,000	353,468
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4%, tender 10/1/24 (b)(e)	4,300,000	4,301,427
Series 2021 B, 4.15%, tender 1/15/25 (b)(e)	6,230,000	6,236,485
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 4.25%, tender 12/2/24 (b)(e)	8,750,000	8,756,688
Series 2020 B, 4.8%, tender 6/2/25 (b)(e)	5,250,000	5,278,788
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.05%, tender 2/18/25 (b)(e)(f)	2,350,000	2,350,212
California Pub. Fin. Auth. Rev. Series 2021 A, 4% 10/15/24	380,000	379,971
California Pub. Works Board Lease Rev. Series 2014 B, 5% 10/1/25	350,000	350,676
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
3.48%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	8,275,000	8,275,000
3.48%, tender 7/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	5,525,000	5,525,000
6%, tender 7/1/40 (Assured Guaranty Muni. Corp. Insured) (b)	2,175,000	2,175,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/28 (AMBAC Insured)	225,000	202,538
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/25 (Build America Mutual Assurance Insured) (e)	500,000	507,424
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	3,023,939
Los Angeles Dept. Arpt. Rev.:
Series 2015 D, 5% 5/15/25 (e)	1,705,000	1,725,924
Series 2016 B, 5% 5/15/26 (e)	135,000	139,453
Series 2016, 5% 5/15/26 (e)	550,000	567,956
Series 2021 A, 5% 5/15/27 (e)	1,300,000	1,361,639
Series 2022 C:
5% 5/15/25 (e)	455,000	460,584
5% 5/15/26 (e)	1,205,000	1,244,746
5% 5/15/27 (e)	440,000	460,862
Series 2022 G, 5% 5/15/25 (e)	550,000	556,750
Series 2023 A:
5% 5/15/25 (e)	255,000	258,129
5% 5/15/26 (e)	440,000	454,513
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/26	3,910,000	4,111,672
Northern California Energy Auth. Series 2024:
5% 8/1/25	600,000	608,316
5% 8/1/26	450,000	463,114
Port of Oakland Rev. Series 2017, 5% 11/1/24 (e)	100,000	100,240
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/25 (e)	1,000,000	1,014,847
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 H, 5% 5/1/25 (e)	680,000	687,729
Series 2022 A, 5% 5/1/26 (e)	2,000,000	2,063,107
Series 2023 A, 5% 5/1/25 (e)	400,000	404,547
Southern California Pub. Pwr. Auth. Series 2024 A, 5% 9/1/29	650,000	695,410
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	250,000	243,346
West Contra Costa Unified School District Series 2004 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	253,336
TOTAL CALIFORNIA		96,557,609
Colorado - 1.5%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	8,060,000	8,239,952
Series 2019 B:
5%, tender 8/1/25 (b)	300,000	302,183
5%, tender 8/1/26 (b)	340,000	347,355
5%, tender 11/19/26 (b)	905,000	944,383
Series 2022 B, 5%, tender 8/17/26 (b)	2,155,000	2,224,425
Series 2023 A1, 5%, tender 11/15/28 (b)	3,060,000	3,299,526
Series 2019 A, 5% 1/1/25	1,205,000	1,212,772
Series 2022 A, 5% 11/1/26	400,000	418,248
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	90,000	90,993
Series 2019 H, 4.25% 11/1/49	45,000	45,542
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (The Reserves at Eagle Point Proj.) Series 2024, 3.5%, tender 11/1/26 (b)	9,090,000	9,121,655
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020, 5% 1/15/25	650,000	653,378
Denver City & County Arpt. Rev.:
Series 2018 A:
5% 12/1/27 (e)	2,315,000	2,439,210
5% 12/1/29 (e)	185,000	196,126
Series 2020 B1, 5% 11/15/24 (e)	6,775,000	6,795,272
Series 2022 A:
5% 11/15/24 (e)	1,000,000	1,002,992
5% 11/15/25 (e)	1,485,000	1,519,282
Series 2022 C, 5% 11/15/26	800,000	841,494
Series 2022 D:
5% 11/15/24 (e)	4,000,000	4,011,969
5.25% 11/15/26 (e)	775,000	811,507
Series 2023 B, 5% 11/15/25 (e)	3,275,000	3,348,657
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/24	450,000	450,022
5% 9/1/25	300,000	306,782
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	1,175,000	1,176,106
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	2,500,000	2,493,129
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,360,000	1,339,530
TOTAL COLORADO		53,632,490
Connecticut - 1.1%
Connecticut Gen. Oblig.:
Series 2013 A, 3.91% 3/1/25 (b)	510,000	511,109
Series 2015 B, 3.375% 6/15/29	150,000	150,396
Series 2018 C, 5% 6/15/26	3,125,000	3,261,063
Series A, 4% 1/15/25	3,500,000	3,514,519
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	3,140,000	3,142,412
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,440,000	5,377,131
Series 2014 A, 2.8%, tender 2/10/26 (b)	2,650,000	2,647,966
Series 2017 B2, 3.2%, tender 7/1/26 (b)	2,575,000	2,574,809
Series 2017 C2, 2.8%, tender 2/3/26 (b)	10,400,000	10,391,914
Series 2014 A, 5% 7/1/27	390,000	390,405
Series 2019 A, 5% 7/1/26	260,000	264,327
Series 2022 M, 5% 7/1/26	200,000	205,855
Series L1, 4% 7/1/25	600,000	601,571
Connecticut Hsg. Fin. Auth. Series 2021, 0.45% 11/15/25	700,000	677,387
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2018 B, 5% 10/1/31	500,000	539,615
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	640,000	653,045
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	20,000	20,361
Norwalk Conn Hsg. Auth. Multi-family Bonds Series 2024, 3.05%, tender 9/1/27 (b)	5,000,000	5,012,109
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	225,000	231,324
West Haven Gen. Oblig. Series 2021:
4% 9/15/24	260,000	260,052
4% 9/15/25	255,000	257,693
4% 9/15/26	255,000	259,511
TOTAL CONNECTICUT		40,944,574
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	565,000	553,074
Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2022, 5% 1/1/25	1,000,000	1,006,552
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds:
(One Hawaii Avenue Proj.) Series 2024, 3.65%, tender 7/1/27 (b)	1,790,000	1,813,153
(The Clara Apts. Proj.) Series 2021, 3.75%, tender 10/1/24 (b)	1,500,000	1,500,333
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (e)	160,000	160,259
Series 2017 A:
5% 10/1/24 (e)	115,000	115,135
5% 10/1/26 (e)	145,000	150,284
Series 2018 A:
5% 10/1/24 (e)	2,100,000	2,102,473
5% 10/1/26 (e)	325,000	336,843
Series 2019 A, 5% 10/1/25 (e)	155,000	158,210
Series 2020 A:
5% 10/1/24 (e)	3,780,000	3,784,451
5% 10/1/25 (e)	530,000	540,975
Series 2021 A:
5% 10/1/24 (e)	8,000,000	8,009,421
5% 10/1/26 (e)	920,000	953,525
Series 2022 A, 5% 10/1/24 (e)	700,000	700,824
Series 2023 A, 5% 10/1/25 (e)	1,750,000	1,786,239
Series 2024 A:
5% 10/1/25 (e)	1,500,000	1,531,062
5% 10/1/26 (e)	1,695,000	1,756,765
5% 10/1/27 (e)	3,985,000	4,189,614
TOTAL DISTRICT OF COLUMBIA		29,589,566
Florida - 2.0%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	290,000	298,910
5% 4/1/28	325,000	346,666
Brevard County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/27	115,000	115,198
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (e)	1,000,000	1,001,273
Series 2013 A, 5.25% 10/1/25 (e)	1,500,000	1,502,186
Series 2013 C, 5.25% 10/1/25	575,000	575,948
Series 2015 C, 5% 10/1/24 (e)	245,000	245,259
Series 2017, 5% 10/1/25 (e)	1,000,000	1,020,174
Series 2019 A, 5% 10/1/26 (e)	1,000,000	1,036,440
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	1,000,000	1,012,876
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/27	1,015,000	1,080,692
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	2,550,000	2,561,357
Duval County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	5,335,000	5,433,509
Florida Dev. Fin. Corp. Edl. Facilities (Nova Southeastern Univ. Proj.) Series 2020 A, 5% 4/1/25	200,000	201,710
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	265,000	272,092
Series 2023 C, 5%, tender 12/1/25 (b)	605,000	619,448
Series 2024 B, 3.35%, tender 10/26/26 (b)	2,250,000	2,253,171
Series 2024 E, 3.8%, tender 6/1/27 (b)	1,370,000	1,381,591
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/24	45,000	45,040
5% 10/1/25	40,000	40,718
5% 10/1/26	45,000	45,744
Florida Muni. Pwr. Agcy. Rev.:
Series 2016 A:
5% 10/1/24	475,000	475,609
5% 10/1/28	1,405,000	1,464,216
Series 2021 A:
5% 10/1/25	500,000	511,592
5% 10/1/26	300,000	313,512
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A:
4% 10/1/24 (e)	1,040,000	1,040,139
5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (e)	585,000	595,526
5% 10/1/30 (Pre-Refunded to 10/1/25 @ 100) (e)	1,165,000	1,185,962
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (e)	275,000	280,535
Series 2016, 5% 10/1/24 (e)	285,000	285,272
Series 2017 A:
5% 10/1/25 (e)	30,000	30,564
5% 10/1/25 (Escrowed to Maturity) (e)	600,000	611,755
5% 10/1/26 (e)	10,000	10,364
5% 10/1/26 (Escrowed to Maturity) (e)	35,000	36,344
Hillsborough County Aviation Auth. Rev.:
Series 2015 A, 5% 10/1/44 (Pre-Refunded to 10/1/24 @ 100) (e)	5,500,000	5,505,804
Series 2022 A:
5% 10/1/24 (e)	1,000,000	1,001,035
5% 10/1/25 (e)	1,245,000	1,269,717
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	230,000	233,446
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	355,000	355,468
5% 10/1/25	275,000	281,724
5% 10/1/26	65,000	68,143
5% 10/1/27	55,000	58,923
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/26	1,500,000	1,566,069
Lee County Arpt. Rev.:
Series 2021 A:
5% 10/1/24 (e)	745,000	745,653
5% 10/1/25 (e)	1,375,000	1,399,365
5% 10/1/27 (e)	1,450,000	1,521,847
Series 2021 B:
5% 10/1/24 (e)	1,250,000	1,251,096
5% 10/1/25 (e)	925,000	941,391
Manatee County School District Series 2017, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	30,000	30,042
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	410,000	413,619
Series 2023:
3.55%, tender 1/1/26 (b)	1,690,000	1,698,211
5%, tender 9/1/25 (b)	1,445,000	1,465,698
5%, tender 9/1/25 (b)	775,000	789,758
5%, tender 10/1/25 (b)	2,445,000	2,492,076
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (e)	200,000	200,174
Series 2020 A, 5% 10/1/25	1,255,000	1,286,779
Series 2024 A, 5% 10/1/28 (e)	4,100,000	4,365,191
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/25	700,000	711,976
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 5%, tender 11/1/24 (b)(e)	5,000,000	5,010,317
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	265,000	268,694
North Sumter County Util. Dependent District Series 2021, 4% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	795,000	795,359
Orange County Health Facilities Auth. Bonds Series 2021 C:
5%, tender 11/15/26 (b)	265,000	277,782
5%, tender 11/15/26 (b)	4,835,000	5,044,346
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	250,000	250,358
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/24 (Escrowed to Maturity)	10,000	10,041
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	275,000	287,837
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	760,000	772,435
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	20,374
5% 7/1/26	25,000	26,047
Tampa Health Sys. Rev. Series 2012 B, SIFMA Municipal Swap Index + 0.300% 3.22%, tender 9/23/24 (b)(c)	2,000,000	2,000,000
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
5% 7/1/25	100,000	101,435
5% 7/1/26	175,000	180,746
5% 7/1/27	150,000	157,586
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/24	1,000,000	1,001,502
5% 10/15/25	1,000,000	1,019,801
5% 10/15/26	750,000	779,439
5% 10/15/27	165,000	174,541
TOTAL FLORIDA		75,763,237
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series 2020 B, 5% 7/1/25 (e)	610,000	619,157
Series 2022 B, 5% 7/1/26 (e)	1,000,000	1,035,178
Series 2023 G:
5% 7/1/25 (e)	1,600,000	1,624,019
5% 7/1/26 (e)	2,250,000	2,329,150
5% 7/1/27 (e)	2,045,000	2,146,592
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 2.875%, tender 8/19/25 (b)	1,865,000	1,860,179
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/25	100,000	101,806
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 3.7%, tender 6/13/28 (b)	1,165,000	1,197,361
Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	3,135,000	3,180,837
Series 1995 4, 3.8%, tender 5/21/26 (b)	2,875,000	2,917,036
Series 2012, 2.875%, tender 8/19/25 (b)	2,000,000	1,985,112
Series 2013 1, 3.375%, tender 3/12/27 (b)	1,385,000	1,394,707
Series 2024 2, 3.3%, tender 8/21/29 (b)	2,000,000	2,010,970
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	100,000	99,623
Gainesville & Hall County Hosp. Auth. Rev. Series 2021 A, 5% 2/15/25	675,000	680,330
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2020 A:
4% 11/1/24	200,000	200,222
4% 11/1/25	800,000	810,637
5% 11/1/26	870,000	910,376
Series 2023 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	275,000	279,967
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	270,000	274,876
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	300,000	311,477
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	310,000	322,310
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	11,275,000	11,283,696
Series 2019 C, 4%, tender 9/1/26 (b)	7,180,000	7,228,582
Series 2021 C, 4%, tender 12/1/28 (b)	5,000,000	5,059,054
Series 2022 C, 4%, tender 11/1/27 (b)(f)	1,000,000	985,787
Series 2021 A:
4% 9/1/24	500,000	500,003
4% 3/1/25	430,000	430,770
4% 9/1/25	400,000	401,878
Series 2021 C:
4% 12/1/24	700,000	700,291
4% 12/1/26	1,100,000	1,115,594
Series 2022 A:
4% 12/1/25	2,750,000	2,771,154
4% 12/1/26	245,000	248,473
Series 2022 B:
5% 6/1/25	700,000	707,923
5% 6/1/26	800,000	822,965
Series 2023 A:
5% 6/1/25	1,525,000	1,542,260
5% 6/1/26	2,100,000	2,160,283
Series 2023 B:
5% 9/1/24	550,000	550,013
5% 3/1/25	765,000	769,524
5% 9/1/25	700,000	709,863
5% 3/1/26	930,000	949,250
Series 2023 D:
5% 12/1/24	600,000	601,836
5% 12/1/25	1,550,000	1,581,977
5% 12/1/26	620,000	643,037
5% 12/1/27	1,700,000	1,787,997
5% 12/1/28	1,850,000	1,966,591
Series 2024 A1:
5% 3/1/25	740,000	744,376
5% 9/1/25	500,000	507,045
5% 3/1/26	680,000	694,075
5% 9/1/26	550,000	565,381
5% 3/1/28	1,025,000	1,070,979
5% 9/1/28	900,000	945,770
Series 2024 B, 5% 9/1/26	275,000	282,691
Series 2024 C:
5% 12/1/25	1,000,000	1,020,630
5% 12/1/26	875,000	907,512
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	435,000	428,750
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009, 3.875%, tender 3/6/26 (b)	3,425,000	3,473,374
Series 2012, 3.875%, tender 3/6/26 (b)	1,250,000	1,267,655
Series 2023, 3.875%, tender 3/6/26 (b)	3,500,000	3,549,433
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2013 A, 1.5%, tender 2/3/25 (b)	1,500,000	1,477,934
TOTAL GEORGIA		88,746,328
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	2,595,000	2,597,665
5% 10/1/25	870,000	886,900
TOTAL GUAM		3,484,565
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
(Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 3.37%, tender 7/1/39 (b)(c)	425,000	425,000
Series 2017 A, 3.1% 5/1/26 (e)	2,175,000	2,086,118
Hawaii Gen. Oblig. Series 2020 A, 5% 7/1/25 (e)	350,000	355,315
Honolulu City & County Gen. Oblig. Series 2022 A, 5% 11/1/26	815,000	858,147
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	2,080,000	2,148,444
TOTAL HAWAII		5,873,024
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Series 2021 A, 5% 3/1/32	505,000	562,210
Idaho Hsg. & Fin. Assn Sales Tax Series 2023 A, 5% 8/15/25	1,465,000	1,497,952
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	25,148
TOTAL IDAHO		2,085,310
Illinois - 5.9%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/26	800,000	763,672
Chicago Board of Ed. Series 2017 F, 5% 12/1/24	5,500,000	5,512,525
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/25	1,650,000	1,658,806
Series 2015 C:
5% 1/1/25	2,565,000	2,578,689
5% 1/1/28	1,065,000	1,079,913
Series 2020 A:
5% 1/1/25	1,500,000	1,508,005
5% 1/1/27	3,600,000	3,733,671
Series 2021 B, 4% 1/1/30	1,652,000	1,674,580
Chicago Heights Multifamily Hsg. Rev. Bonds (Olympic Village Apts. Proj.) Series 2022, 2.875%, tender 8/1/25 (b)	3,000,000	2,986,482
Chicago Midway Arpt. Rev.:
Series 2016 A, 5% 1/1/25 (e)	7,255,000	7,286,524
Series 2024 A:
5% 1/1/26 (e)	700,000	715,531
5% 1/1/27 (e)	1,000,000	1,034,008
Series 2024, 5% 1/1/25 (e)	7,500,000	7,532,589
Chicago Multi-Family Hsg. Rev. Bonds Series 2022, 4%, tender 9/1/24 (b)	1,751,000	1,751,000
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A:
5% 1/1/27 (e)	2,000,000	2,009,759
5% 1/1/29 (e)	3,685,000	3,702,527
Series 2015 B, 5% 1/1/31	3,000,000	3,015,294
Series 2015 C, 5% 1/1/26 (e)	680,000	682,536
Series 2017 D:
5% 1/1/25 (e)	965,000	969,542
5% 1/1/27 (e)	85,000	88,180
Series 2022 A, 5% 1/1/25 (e)	2,340,000	2,351,013
Series 2022 C:
5% 1/1/25 (e)	2,000,000	2,010,398
5% 1/1/26 (e)	900,000	921,267
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/25	2,500,000	2,529,976
Series 2017:
5% 6/1/25	25,000	25,311
5% 6/1/25	4,200,000	4,250,360
Chicago Wtr. Rev. Series 2014:
5% 11/1/26	2,750,000	2,757,028
5% 11/1/27	2,695,000	2,701,346
5% 11/1/28	2,455,000	2,461,276
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/24	50,000	50,154
5% 11/15/25	50,000	51,182
5% 11/15/26	3,900,000	4,089,750
Series 2021 B:
4% 11/15/25	465,000	471,381
4% 11/15/26	4,370,000	4,477,678
Series 2022 A:
5% 11/15/24	5,080,000	5,095,680
5% 11/15/25	2,290,000	2,348,238
Cook County Sales Tax Rev. Series 2024, 5% 11/15/27	500,000	535,972
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 B, 0% 7/15/25 (Escrowed to Maturity)	2,350,000	2,285,856
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(e)	6,700,000	6,713,825
Illinois Fin. Auth.:
Bonds:
Series 2020 B, 5%, tender 11/15/24 (b)	3,800,000	3,802,039
Series 2022 B1, 5%, tender 8/15/25 (b)	4,770,000	4,831,668
Series 2021 A, 5% 10/1/25	2,000,000	2,051,936
Series 2022 A, 5% 10/1/25	260,000	262,823
Series 2024 B, 5% 4/1/27	2,190,000	2,316,104
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	35,995
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	100,000	100,601
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	1,000,000	1,015,289
Bonds Series 2019, U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 4.945%, tender 9/3/24 (b)(c)	1,940,000	1,940,271
Series 2014 A, 5% 10/1/26	500,000	500,686
Series 2015 A:
5% 11/15/24	150,000	150,419
5% 11/15/25	170,000	173,178
5% 11/15/26	95,000	96,935
Series 2015 B, 5% 11/15/24	45,000	45,135
Series 2016 A:
5% 7/1/25 (Escrowed to Maturity)	250,000	254,403
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	195,000	202,764
Series 2016:
5% 11/15/24	245,000	245,743
5% 5/15/25	10,000	10,119
5% 12/1/25	430,000	440,566
5% 5/15/26	20,000	20,519
5% 5/15/27	140,000	144,460
Illinois Fin. Auth. Wtr. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 2020, 3.875%, tender 9/1/28 (b)	1,500,000	1,503,993
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	50,000	50,066
5% 5/1/27	500,000	500,658
Series 2016:
5% 11/1/24	400,000	401,061
5% 2/1/25	4,775,000	4,810,965
5% 1/1/26	300,000	307,735
5% 2/1/26	1,235,000	1,269,114
Series 2017 A, 5% 12/1/25	710,000	727,196
Series 2017 C, 5% 11/1/29	2,150,000	2,279,734
Series 2017 D:
5% 11/1/24	15,895,000	15,936,635
5% 11/1/25	920,000	941,020
5% 11/1/26	1,755,000	1,830,136
Series 2018 A:
5% 10/1/26	1,340,000	1,395,147
6% 5/1/26	880,000	923,551
Series 2018 B, 5% 5/1/25	2,500,000	2,531,887
Series 2020 B, 5% 10/1/28	1,030,000	1,112,046
Series 2020 D, 5% 10/1/25	5,000,000	5,104,458
Series 2021 A, 5% 3/1/25	1,700,000	1,715,886
Series 2022 B:
5% 3/1/25	6,080,000	6,136,816
5% 3/1/26	3,185,000	3,278,008
Series 2023 C:
5% 5/1/25	1,810,000	1,833,086
5% 5/1/26	1,500,000	1,548,862
5% 5/1/29	1,005,000	1,094,954
Series 2023 D:
5% 7/1/25	3,885,000	3,946,924
5% 7/1/26	5,000,000	5,180,076
Series 2024 B:
5% 5/1/26	1,500,000	1,549,273
5% 5/1/27	2,920,000	3,074,130
5% 5/1/28	625,000	670,014
5% 5/1/29	1,000,000	1,089,898
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds:
Series 2015, 3.92%, tender 9/5/24, LOC Fed. Home Ln. Bank, San Francisco (b)	2,425,000	2,427,111
Series 2023:
4%, tender 6/1/25 (b)	1,600,000	1,607,801
5%, tender 2/1/26 (b)	505,000	518,515
5%, tender 2/1/26 (b)	2,050,000	2,104,863
Illinois Sales Tax Rev. Series 2021 C, 5% 6/15/25	50,000	50,769
Kane, Cook & DuPage Counties School District #46 Elgin Series 2024:
5% 1/1/27	500,000	524,013
5% 1/1/30	550,000	604,760
Kane, Cook, DuPage, McHenry & DeKalb Counties Cmnty. College District #509 Elgin Series 2021 B, 4% 12/15/24	450,000	451,055
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2015 5% 1/1/27	395,000	397,345
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	110,000	108,587
0% 1/15/26	80,000	76,502
Metropolitan Pier & Exposition:
Series 1994, 0% 6/15/29 (FGIC Insured)	1,000,000	843,495
Series 2002, 0% 12/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	575,000	475,914
Series 2023 A, 5% 12/15/28	1,000,000	1,054,462
Series 2024 A, 5% 6/15/29 (d)	1,675,000	1,776,798
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Series 1996, 7% 7/1/26 (Escrowed to Maturity)	1,110,000	1,164,729
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/26 (Build America Mutual Assurance Insured)	650,000	667,338
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/26 (Escrowed to Maturity)	940,000	973,389
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	2,385,000	2,469,715
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	4,545,000	4,706,438
Sales Tax Securitization Corp.:
Series 2020 A, 5% 1/1/25	2,000,000	2,013,361
Series 2021 A, 5% 1/1/25	550,000	553,674
Springfield Elec. Rev. Series 2015:
5% 3/1/28	1,000,000	1,009,577
5% 3/1/29	4,500,000	4,541,328
Upper Illinois River Valley Dev. Auth. Rev. Series 2018, 5% 12/1/24	300,000	300,713
TOTAL ILLINOIS		219,218,758
Indiana - 2.0%
East Chicago Ind. Multifamily H Bonds Series 2022, 3.69%, tender 8/1/25 (b)	10,000,000	10,004,277
Fort Wayne Redev. Auth. (Grand Wayne Ctr. Proj.) Series 2022, 4% 8/1/26	895,000	915,109
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.6%, tender 10/1/26 (b)(e)	5,000,000	5,087,903
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 4.2%, tender 9/3/24 (b)(e)	2,900,000	2,900,000
Series B, 3.9%, tender 9/3/24 (b)	4,800,000	4,800,000
Indiana Fin. Auth. Health Facilities Rev. Series 2024:
5% 3/1/27 (d)	230,000	240,997
5% 3/1/28 (d)	340,000	362,018
5% 3/1/29 (d)	380,000	411,058
5% 3/1/30 (d)	500,000	547,483
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	3,810,000	3,767,451
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 M, 0.7%, tender 1/1/26 (b)	3,680,000	3,556,627
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/25	275,000	275,704
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	600,000	611,994
Series 2016, 5% 9/1/26	205,000	213,141
Indiana Hsg. & Cmnty. Dev. Auth. Series 2021 C1, 3% 1/1/52	825,000	808,094
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/25	705,000	709,248
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1, 5% 1/1/25 (e)	65,000	65,306
Series 2019 D, 5% 1/1/25 (e)	3,185,000	3,199,990
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (e)	1,000,000	1,023,630
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (e)	3,125,000	3,139,707
5% 1/1/26 (e)	385,000	394,097
5% 1/1/27 (e)	760,000	788,781
Marion High School Bldg. Corp. Series 2021 A:
4% 1/15/25	250,000	250,667
4% 7/15/25	255,000	257,148
Posey County Redev. Auth. Leas Series 2023, 5% 7/15/25	3,000,000	3,041,695
Purdue Univ. Rev. Series 2024 GG, 5% 7/1/25	1,650,000	1,683,213
Vinton Tecumseh School Bldg. Corp. Series 2021, 3% 7/15/25	515,000	515,056
Westfield Ind. Redev. Auth. Loc I Series 2023:
5% 1/1/25	485,000	487,692
5% 7/1/25	345,000	350,567
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(e)	24,500,000	25,053,627
TOTAL INDIANA		75,462,280
Iowa - 0.2%
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 4% 12/1/24	250,000	250,607
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (e)	540,000	541,948
Series 2019 B, 5% 12/1/25 (e)	985,000	1,001,953
Mahaska County Iowa Series 2024 A, 5% 12/1/25	1,625,000	1,647,132
Pefa, Inc. Iowa Gas Proj. Rev. Bonds Series 2019, 5%, tender 9/1/26 (b)	4,000,000	4,085,610
TOTAL IOWA		7,527,250
Kansas - 0.3%
Park City Series 2024 1, 3.625% 10/1/27	5,000,000	5,016,697
Reno County Unified Scd # 308 Hu Series 2013, 3% 9/1/24	2,000,000	1,999,917
Valley Ctr. Kans Series 2023 1, 4.375% 12/1/25	2,890,000	2,892,122
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/25	15,000	15,308
TOTAL KANSAS		9,924,044
Kentucky - 1.5%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	20,093
Series 2019, 5% 2/1/26	550,000	560,559
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	500,000	479,783
Intloc Sct Cfts Prtn. Series 2023, 4% 3/1/26	1,160,000	1,175,908
Kentucky Bond Dev. Corp. Edl. Facilities (Transylvania Univ. Proj.) Series 2021 A, 4% 3/1/25	340,000	340,973
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 4.2%, tender 9/3/24 (b)(e)	6,120,000	6,120,000
Kentucky State Property & Buildings Commission Rev.:
Series 2015, 4% 8/1/25	200,000	202,272
Series 2016 B, 5% 11/1/24	285,000	285,838
Series 2016, 5% 10/1/24	425,000	425,585
Series B, 5% 8/1/25	300,000	306,088
Kentucky State Univ. Ctfs. of Prtn. (Kentucky State Univ. Proj.) Series 2021, 5% 11/1/25	280,000	286,707
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (b)	1,000,000	1,002,836
Series A, 4%, tender 6/1/26 (b)	325,000	326,645
Series C1, 4%, tender 6/1/25 (b)	10,505,000	10,534,788
Series 2024 A:
5% 7/1/25	400,000	405,348
5% 7/1/26	500,000	513,991
5% 7/1/27	575,000	596,927
Series 2024 B:
5% 8/1/25	500,000	506,241
5% 2/1/26	300,000	305,870
5% 8/1/26	250,000	256,772
5% 2/1/27	365,000	377,014
Knott County Indl. Bldg. Rev. Bonds (Solid Waste Proj.) Series 2024, 4%, tender 4/1/25 (b)(e)(f)	8,500,000	8,518,928
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	2,015,000	2,081,765
Series 2023 A:
5% 10/1/26	700,000	728,837
5% 10/1/27	1,700,000	1,802,252
Rural Wtr. Fing. Agcy. Pub. Proj.:
Series 2023 A, 3.9% 11/1/25	2,500,000	2,500,256
Series 2024 A, 3.7% 5/1/27	5,000,000	5,033,541
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(e)	8,980,000	9,052,311
TOTAL KENTUCKY		54,748,128
Louisiana - 0.6%
Lake Charles Hbr. & Term. Rev. Bonds (Big Lake Fuels LLC Proj.) Series 2021, 1%, tender 12/1/24 (b)(e)	1,300,000	1,290,886
Louisiana Gas & Fuel Tax Rev. Bonds Series 2022 A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 4.245%, tender 5/1/26 (b)(c)	3,895,000	3,888,297
Louisiana Gen. Oblig. Series 2016 D, 5% 9/1/24	155,000	155,009
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	165,000	180,385
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. Bonds (East Baton Rouge Sewerage Commission Proj.) Series 2020 B, 0.875%, tender 2/1/25 (b)	4,000,000	3,956,241
Louisiana Pub. Facilities Auth. Rev. Bonds (Ochsner Clinic Foundation Proj.) Series 2020 B, 5%, tender 5/15/25 (b)	7,925,000	8,020,840
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B, 5% 1/1/25 (e)	1,750,000	1,758,811
Series 2017 B:
5% 1/1/25 (e)	5,000	5,025
5% 1/1/26 (e)	215,000	220,363
Series 2017 D2, 5% 1/1/25 (e)	115,000	115,579
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	3,045,000	3,072,647
State of Louisiana Grant Anticipation Rev. Series 2021, 5% 9/1/24	785,000	785,044
TOTAL LOUISIANA		23,449,127
Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/25	500,000	507,383
5% 7/1/26	975,000	1,008,770
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/26	250,000	254,906
TOTAL MAINE		1,771,059
Maryland - 1.6%
Baltimore Proj. Rev. Series 2017 A:
5% 7/1/28	2,000,000	2,098,719
5% 7/1/29	1,000,000	1,049,299
5% 7/1/29	755,000	792,221
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	105,000	102,242
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	130,000	130,572
Series 2022 I, 4.375% 1/1/25 (f)	12,000,000	12,008,557
Series 2023 B:
2.75% 6/1/25	3,055,000	3,039,013
2.75% 8/1/25	1,160,000	1,153,910
Series 2023 C:
3.4% 8/1/25	9,015,000	9,052,308
5.25% 11/1/25	6,000,000	6,077,708
Series 2023 D, 3.5% 1/1/26	2,805,000	2,811,379
Maryland Dept. of Trans. Series 2022 B, 5% 12/1/24	220,000	221,064
Maryland Econ. Dev. Corp. Rev. PRG - Towson Place Properties LLC Proj.) Series 2024 A1:
5% 6/1/25	200,000	201,723
5% 6/1/26	600,000	612,923
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	4,005,000	4,027,591
Series 2023, 5% 7/1/27	1,360,000	1,426,982
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015, 5% 7/1/25	40,000	40,575
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 5% 6/1/27	500,000	531,523
Series 2022 A, 5% 6/1/26	850,000	884,699
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (e)	670,000	662,269
2.625% 6/1/27 (e)	550,000	532,121
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 3.7%, tender 9/3/24 (b)	11,700,000	11,700,000
Series 2022 A, 5% 8/1/26	1,000,000	1,047,280
TOTAL MARYLAND		60,204,678
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	3,505,000	3,404,961
Series 2016 I:
5% 7/1/25	20,000	20,255
5% 7/1/26	20,000	20,586
Series 2019 O, 5% 12/1/24	100,000	100,417
Series C, 5% 10/1/24 (Assured Guaranty Muni. Corp. Insured)	325,000	325,414
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (e)	6,800,000	6,834,708
5% 1/1/26 (e)	7,000,000	7,034,124
Series 2017 A, 5% 7/1/25 (e)	690,000	701,273
Series 2021 B:
5% 7/1/25 (e)	1,575,000	1,600,731
5% 7/1/26 (e)	2,390,000	2,461,219
Series 2022 B:
5% 7/1/25 (e)	585,000	594,557
5% 7/1/26 (e)	365,000	375,876
5% 7/1/28 (e)	1,775,000	1,858,492
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2007 G2, 3%, tender 9/6/24 (Assured Guaranty Muni. Corp. Insured) (b)	8,815,000	8,815,000
Bonds Series I, 0.7%, tender 7/1/25 (b)	296,000	287,541
Massachusetts Hsg. Fin. Agcy.:
Series 2023 C2, 4% 12/1/27	1,000,000	1,009,887
Series 2024 A3, 3.6% 12/1/26	14,985,000	15,121,296
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (e)	25,000	25,402
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/27 (e)	285,000	298,135
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, %	2,400,000	2,451,976
TOTAL MASSACHUSETTS		53,341,850
Michigan - 0.7%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	550,000	550,592
Detroit Gen. Oblig. Series 2024:
5% 5/1/25	1,240,000	1,252,503
5% 5/1/26	1,130,000	1,162,770
5% 5/1/27	1,190,000	1,247,614
5% 5/1/28	650,000	692,953
5% 5/1/29	290,000	314,030
5% 5/1/30	305,000	334,437
5% 5/1/31	320,000	353,651
5% 5/1/32	335,000	373,127
Grand Traverse County Hosp. Fin. Auth. Series 2021, 5% 7/1/25	480,000	487,482
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/25	2,500,000	2,544,877
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/25	15,000	15,176
5% 5/15/26	15,000	15,462
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.17%, tender 3/28/25 (b)(c)	965,000	965,000
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	1,000,000	968,296
Ludington Area School District (Michigan School Bond Qualification and Ln. Prog.) Series 2022 II, 5% 11/1/25	1,230,000	1,264,669
Michigan Fin. Auth. Rev.:
Bonds Series 2019 MI2, 5%, tender 2/1/25 (b)	1,750,000	1,763,167
Series 2015 D1:
0.55% 10/15/24	300,000	298,932
0.75% 10/15/25	250,000	243,658
Series 2015 MI, 5% 12/1/24	100,000	100,446
Series 2024 A2, 5% 8/20/25	4,500,000	4,585,694
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2024, 3.8%, tender 7/1/26 (b)	2,000,000	2,014,942
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	630,000	623,586
Portage Pub. Schools Series 2016:
5% 5/1/25	25,000	25,356
5% 11/1/28	20,000	20,722
Wayne County Arpt. Auth. Rev. Series 2015 F:
5% 12/1/25 (e)	2,735,000	2,798,831
5% 12/1/26 (e)	465,000	474,439
Wayne State Univ. Revs. Series 2024 A, 5% 11/15/27 (Build America Mutual Assurance Insured) (d)	500,000	536,237
Wayne-Westland Cmnty. Schools Series 2019, 5% 11/1/24	335,000	336,048
TOTAL MICHIGAN		26,364,697
Minnesota - 0.8%
Central Muni. Pwr. Agcy. Rev. Series 2021, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	265,000	266,724
Maple Grove Health Care Sys. Rev. Series 2017, 5% 5/1/25	800,000	806,068
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016, 5% 1/1/25	620,000	624,203
Series 2019 B, 5% 1/1/25 (e)	1,000,000	1,004,706
Series 2019 C, 5% 1/1/26	380,000	391,233
Series 2022 B:
5% 1/1/25 (e)	195,000	195,918
5% 1/1/26 (e)	470,000	481,106
5% 1/1/27 (e)	1,580,000	1,639,114
Series 2024 B, 5% 1/1/27 (e)	4,755,000	4,932,904
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	6,470,000	6,952,733
Minnesota Hsg. Fin. Agcy.:
Series 2022 A:
5% 8/1/25	1,155,000	1,178,257
5% 8/1/26	1,300,000	1,353,174
Series 2022 B, 5% 8/1/26	100,000	104,090
Series 2023 E, 3.875% 8/1/25	700,000	701,368
Series 2023 F, 5.75% 7/1/53	110,000	118,519
Minnesota Muni. Gas Agcy. Rev.:
Bonds Series 2022 A, 4%, tender 12/1/27 (b)	1,725,000	1,741,889
Series 2022 A, 4% 12/1/24	2,700,000	2,703,966
Minnesota Rural Wtr. Fin. Auth. Series 2023, 4.375% 4/1/25	2,000,000	2,001,157
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	35,000	35,082
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2024, 5% 1/1/25	1,000,000	1,005,978
Pelican Rapids Minn Series 2024 A, 4% 12/15/25	2,515,000	2,531,135
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	400,000	410,155
TOTAL MINNESOTA		31,179,479
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 4.25%, tender 3/1/27 (b)(e)	5,000,000	5,016,048
Mississippi Dev. Bank Spl. Oblig. (Jackson Mississippi Sales Tax Rev. Infrastructure Proj.) Series 2020, 5% 9/1/24	740,000	740,014
TOTAL MISSISSIPPI		5,756,062
Missouri - 0.9%
Barry County Ctfs. Prtn. Law Enforcement Ctr. Proj. Series 2023:
5% 10/1/25	215,000	218,642
5% 10/1/26	550,000	566,970
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/25	15,000	15,071
5% 3/1/26	20,000	20,617
Jackson County Spl. Oblig. Series 2023 A, 5% 12/1/28	1,000,000	1,089,680
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	1,260,000	1,313,489
Missouri Health & Edl. Facilities Rev.:
Bonds:
Series 2021 B, 4%, tender 5/1/26 (b)	6,735,000	6,851,795
Series 2021 C, 5%, tender 5/1/28 (b)	10,000,000	10,733,573
Series 2021 A, 4% 7/1/25	500,000	504,437
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2021 C, 3.25% 11/1/52	95,000	94,044
Series 2019, 4% 5/1/50	55,000	55,312
Missouri State Pub. Util. Commn Rev. Series 2023, 4% 12/1/24	10,000,000	10,001,585
Ozarks Technical Cmnty. College Series 2021, 5% 3/1/25	225,000	227,154
Saint Louis Arpt. Rev. Series 2019 B, 5% 7/1/25 (e)	420,000	426,201
TOTAL MISSOURI		32,118,570
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	25,000	25,209
Series 2022 A, 3% 6/1/52	245,000	240,603
Series A1, 3.5% 6/1/50	260,000	258,703
TOTAL MONTANA		524,515
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	1,415,000	1,495,457
Series 2019:
2.5%, tender 8/1/25 (b)	1,000,000	985,338
4%, tender 8/1/25 (b)	11,870,000	11,923,060
Douglas County Hosp. Auth. #3 Health Facilities Rev. Series 2015, 5% 11/1/28	1,250,000	1,274,536
Gretna Ctfs. of Prtn.:
Series 2021, 4% 12/15/25	2,620,000	2,627,012
Series 2022, 5% 12/15/25	4,000,000	4,021,869
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Series 2022 A, 5% 4/1/25	2,835,000	2,867,487
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (e)	70,000	69,772
Series 2022 B, 5% 9/1/24 (e)	1,065,000	1,065,035
Nebraska Pub. Pwr. District Rev. Series 2016 C, 5% 1/1/25	200,000	201,324
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/25	200,000	201,754
TOTAL NEBRASKA		26,732,644
Nevada - 0.4%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/25 (e)	795,000	807,065
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev.:
Series 2017 B, 5% 7/1/25 (e)	665,000	675,092
Series 2019 E:
5% 7/1/25	100,000	101,798
5% 7/1/27	275,000	293,039
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	2,065,000	2,069,163
Clark County School District:
Series 2017 D, 5% 6/15/25	350,000	350,523
Series 2018 A, 5% 6/15/25	315,000	320,363
Series 2021 C, 5% 6/15/25	2,655,000	2,700,203
Humboldt County Nev Poll. Cont. Rev. (Sierra Pacific Co. Projs.) Series 2016 A, 3.55% 10/1/29	335,000	340,372
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.15%, tender 12/2/24 (b)(e)(f)	4,900,000	4,907,728
Nevada Gen. Oblig. Series 2013 F1, 5% 3/1/25	10,000	10,014
Nevada Hsg. Division Bonds Series 2022, 5%, tender 12/1/24 (b)	1,375,000	1,380,276
Reno-Tahoe Arpt. Auth. New Arpt. Rev. Series 2024 A:
5% 7/1/27 (d)(e)	200,000	208,440
5% 7/1/28 (d)(e)	225,000	237,376
5% 7/1/29 (d)(e)	580,000	619,249
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Projs.):
Series 2016 C, 4.125%, tender 10/1/29 (b)(e)	370,000	374,061
Series 2016 G, 3.625%, tender 10/1/29 (b)	270,000	271,000
TOTAL NEVADA		15,665,762
New Hampshire - 0.6%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/25	1,140,000	1,160,454
New Hampshire Health & Ed. Facilities Auth. Bonds:
Series 2015 A, 3.3%, tender 8/3/27 (b)	6,000,000	6,044,017
Series 2015 C, 3.3%, tender 8/3/27 (b)	1,750,000	1,762,838
Series 2015 D, 3.3%, tender 8/3/27 (b)	3,740,000	3,766,251
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012, 5% 7/1/27	120,000	120,032
New Hampshire St Hsg. Fin.:
Series 2023 3, 3.8% 7/1/26	1,010,000	1,021,685
Series 2023 4:
3.625% 4/1/26	215,000	217,153
3.7% 1/1/27	670,000	677,185
New Hampshire State Hsg. Fin. Rev. Bonds Series 2024 D, 3.58%, tender 7/1/25 (b)	7,000,000	7,034,495
TOTAL NEW HAMPSHIRE		21,804,110
New Jersey - 2.0%
New Brunswick Parking Auth. Rev. Series 2020 B, 5% 9/1/25	850,000	869,085
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/25	1,000,000	1,025,571
5% 11/1/26	1,100,000	1,152,145
Series 2023 RRR:
5% 3/1/25	2,680,000	2,709,345
5% 3/1/26	5,300,000	5,478,342
Series 2024 SSS:
5% 6/15/26	1,970,000	2,048,278
5% 6/15/27	155,000	164,418
Series QQQ:
5% 6/15/25	385,000	391,608
5% 6/15/26	555,000	577,053
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	515,000	516,597
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/25	350,000	358,972
Series 2015 B, 5.25% 7/1/25	1,285,000	1,309,023
Series 2016 AAA, 5% 6/15/26	3,375,000	3,509,106
Series 2019:
5.25% 9/1/24 (f)	4,485,000	4,485,264
5.25% 9/1/25 (f)	3,000,000	3,074,434
5.25% 9/1/26 (f)	1,510,000	1,583,849
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (New Jersey-American Wtr. Co., Inc. Proj.) Series 2020 E, 0.85% 12/1/25 (e)	1,600,000	1,527,427
New Jersey Edl. Facilities Auth. Rev. Series 2023 A:
5% 9/1/27	400,000	425,709
5% 9/1/27	200,000	212,855
New Jersey Edl. Facility Series 2016 D, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,860,000	1,895,062
New Jersey Gen. Oblig.:
Series 2020 A, 4% 6/1/31	1,895,000	2,034,113
Series 2021, 2% 6/1/25	840,000	830,983
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/24	2,650,000	2,651,558
5% 9/15/27	585,000	622,663
5% 9/15/28	245,000	265,505
(Marlboro Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/26	595,000	621,258
5% 9/15/29	155,000	170,751
Bonds Series 2019 B2, 5%, tender 7/1/25 (b)	150,000	152,356
Series 2016 A, 5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,037,270
Series 2019, 5% 7/1/25	600,000	610,490
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/24 (e)	1,430,000	1,435,828
Series 2017 1A, 5% 12/1/25 (e)	420,000	428,516
Series 2018 B:
5% 12/1/24 (e)	5,500,000	5,522,414
5% 12/1/25 (e)	2,225,000	2,270,112
Series 2020, 5% 12/1/24 (e)	675,000	677,751
Series 2021 A:
5% 12/1/24 (e)	330,000	331,345
5% 12/1/25 (e)	700,000	714,193
Series 2021 B:
5% 12/1/24 (e)	570,000	572,323
5% 12/1/26 (e)	1,425,000	1,470,805
Series 2023 B:
5% 12/1/25 (e)	1,800,000	1,836,495
5% 12/1/28 (e)	1,000,000	1,060,630
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C, 5% 11/1/26 (e)	1,000,000	1,030,373
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 4/1/25 (e)	150,000	150,302
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/25	1,825,000	1,845,800
5% 6/1/26	2,800,000	2,873,786
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/28	455,000	489,971
New Jersey Trans. Trust Fund Auth.:
Series 2008 A, 0% 12/15/25	1,000,000	961,248
Series 2010 A:
0% 12/15/25	510,000	490,237
0% 12/15/27	145,000	130,696
Series 2016 A, 5% 6/15/27	90,000	93,247
Series 2022 AA, 5% 6/15/25	155,000	157,588
Series 2023 AA:
5% 6/15/25	2,250,000	2,287,562
5% 6/15/26	895,000	930,623
Series A, 5% 12/15/25	200,000	205,686
Newark Gen. Oblig. Series 2020 A, 5% 10/1/27	2,200,000	2,338,631
Piscataway Township Gen. Oblig. Series 2019, 2% 2/1/31	500,000	452,223
The Board of Ed. of Newark Series 2021:
5% 7/15/25 (Build America Mutual Assurance Insured)	250,000	254,447
5% 7/15/26 (Build America Mutual Assurance Insured)	300,000	311,724
TOTAL NEW JERSEY		73,635,646
New Mexico - 0.4%
Farmington Poll. Cont. Rev. Bonds (Pub. Svc. Co. of New Mexico San Juan Proj.) Series 2010 D, 3.9%, tender 6/1/28 (b)	3,000,000	3,075,867
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/24 (e)	1,000,000	1,000,038
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	135,000	135,683
Series 2019 C, 4% 1/1/50	260,000	261,164
Series 2021 C, 3% 1/1/52	420,000	412,077
Series 2021 D, 3% 7/1/52	2,070,000	2,029,701
Series 2023 C, I 5.75% 3/1/54	295,000	319,154
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds (Santa Fe Apts. and Sangre De Cristo Proj.) Series 2023, 5%, tender 6/1/25 (b)	5,000,000	5,007,072
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	1,070,000	1,079,310
Series 2019 A:
4% 11/1/24	250,000	250,078
4% 5/1/25	960,000	962,253
TOTAL NEW MEXICO		14,532,397
New York - 3.7%
Bellmore Union Free School District Series 2019 A, 2% 6/15/29	530,000	487,133
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	340,000	325,430
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	1,055,000	1,055,000
Series 2020 B, 0.85%, tender 9/1/25 (b)	7,060,000	6,868,587
Series 2021 B, 1.5%, tender 9/1/26 (b)	470,000	450,025
Massapequa Union Free School District Series 2019, 2% 10/1/31	530,000	463,105
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	780,000	819,928
Monroe County Indl. Dev. Corp. (The Rochester Gen. Hosp. Proj.) Series 2017, 5% 12/1/26	350,000	362,346
New York City Gen. Oblig.:
Series 2007 C-4, 3%, tender 1/1/32 (Assured Guaranty Muni. Corp. Insured) (b)	225,000	225,000
Series 2007, 3%, tender 9/6/24 (Assured Guaranty Muni. Corp. Insured) (b)	1,500,000	1,500,000
Series 2008 A-3, 3%, tender 8/1/26 (Assured Guaranty Muni. Corp. Insured) (b)	1,350,000	1,350,000
Series 2008 J11, 5% 8/1/26	260,000	272,188
Series 2014 J, 5% 8/1/25	410,000	410,654
Series 2018 A, 5% 8/1/26	565,000	591,485
Series 2023 F1:
5% 8/1/25	1,250,000	1,277,147
5% 8/1/26	5,600,000	5,862,508
Series 2024 A, 5% 8/1/28	2,700,000	2,940,593
Series C, 5% 8/1/26	220,000	230,313
Series I1, 5% 3/1/27	200,000	200,268
New York City Health & Hosp. Corp. Rev. Series A, 4% 2/15/25	1,440,000	1,448,921
New York City Hsg. Dev. Corp. Bonds:
Series 2023 E2, 3.8%, tender 1/3/28 (b)	115,000	117,044
Series 2024 A2, 3.625%, tender 7/1/28 (b)	765,000	775,418
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,665,000	1,623,033
Series 2021 K2, 0.9%, tender 1/1/26 (b)	1,820,000	1,746,891
Series 2021, 0.6%, tender 7/1/25 (b)	425,000	415,048
Series 2023 A2:
3.7%, tender 12/30/27 (b)	6,000,000	6,038,428
3.73%, tender 12/29/28 (b)	1,000,000	1,010,509
Series 2023 D, 4.3%, tender 11/1/28 (b)	375,000	386,902
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,006,157
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,365,000	1,404,468
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2022 DD, 4% 6/15/33 (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S1, 5% 7/15/25 (Escrowed to Maturity)	370,000	377,654
New York City Transitional Fin. Auth. Rev.:
Series 2015 C, 5% 11/1/27	2,620,000	2,656,037
Series 2021 F1, 5% 11/1/27	775,000	834,911
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 E, 5% 2/15/26 (Pre-Refunded to 2/15/25 @ 100)	300,000	302,922
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/26	200,000	206,855
5% 7/1/27	500,000	526,540
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A:
4% 11/15/25	350,000	355,496
5% 11/15/26	1,055,000	1,111,679
Series 2017 A, 3% 11/15/30	425,000	424,380
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2019 A1, 5%, tender 11/15/24 (b)	16,450,000	16,500,812
Series 2019 D1, 5%, tender 11/15/24 (b)	4,000,000	4,012,344
Series 2015 A1, 5% 11/15/27	1,000,000	1,013,272
Series 2016 D, 5% 11/15/27	1,070,000	1,117,453
Series 2017 A2, 5% 11/15/25	1,880,000	1,929,400
Series 2017 B, 5% 11/15/27	1,185,000	1,265,046
Series 2017 C1, 5% 11/15/28	660,000	710,528
Series 2017 D, 5% 11/15/25	2,140,000	2,196,232
New York St Mtg. Agcy. Homeowner Series 2015 194, 3.35% 4/1/25 (e)	2,490,000	2,487,847
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/25 (Escrowed to Maturity)	250,000	252,435
Series 2018 A, 5% 3/15/25 (Escrowed to Maturity)	200,000	202,359
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 4.6%, tender 9/6/24 (AMBAC Insured) (b)	300,000	300,000
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	375,000	364,546
Series 2021 J2, 1.1%, tender 5/1/27 (b)	980,000	916,036
Series 2021 K2, 1%, tender 11/1/26 (b)	220,000	207,390
Series 2023 E2:
3.8%, tender 5/1/27 (b)	670,000	673,814
3.875%, tender 5/1/28 (b)	120,000	121,326
Series 2024 A, 3.375%, tender 11/1/27 (b)	7,285,000	7,314,529
Series J, 0.75% 5/1/25	185,000	180,779
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2023 251:
3.65% 10/1/25 (e)	535,000	538,007
3.7% 4/1/26 (e)	955,000	950,701
Series 2024 262:
3.7% 10/1/25 (e)	610,000	612,397
3.75% 4/1/26 (e)	295,000	296,686
3.8% 10/1/26 (e)	680,000	685,180
3.85% 4/1/27 (e)	775,000	781,812
Series 221, 3.5% 10/1/32 (e)	35,000	34,582
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/27 (e)	2,500,000	2,570,924
(Delta Airlines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/26 (e)	2,500,000	2,539,884
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/25 (e)	3,050,000	3,113,758
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/27 (e)	1,025,000	1,076,854
Series 2022:
5% 12/1/26 (e)	5,870,000	6,088,431
5% 12/1/27 (e)	1,915,000	2,011,879
New York Urban Dev. Corp. Rev.:
Series 2016 A, 5% 3/15/29	420,000	432,529
Series 2017 C, 5% 3/15/26	1,060,000	1,099,584
NY Payroll Mobility Tax Bonds:
Series 2021 A2:
2%, tender 5/15/26 (b)	1,285,000	1,247,681
2%, tender 5/15/28 (b)	450,000	424,739
Series 2021 B, 5%, tender 5/15/26 (b)	5,000,000	5,160,237
Series 2021 C, 5%, tender 5/15/26 (b)	4,200,000	4,334,599
Series 2024 B3, 5%, tender 11/15/25 (b)	3,740,000	3,840,373
Suffolk County Gen. Oblig.:
Series 2022 A, 5% 6/15/25	295,000	300,102
Series 2022 B:
5% 10/1/25	340,000	348,496
5% 10/1/26	175,000	183,570
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	1,680,000	1,698,897
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/24	5,370,000	5,391,514
Yonkers Gen. Oblig.:
Series 2021 A, 5% 2/15/26 (Assured Guaranty Muni. Corp. Insured)	400,000	414,098
Series 2021 B, 5% 2/15/26	320,000	331,278
TOTAL NEW YORK		138,735,943
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/25 (e)	1,000,000	1,021,572
Series 2014 185, 5% 9/1/25 (e)	415,000	415,590
Series 2014 186, 5% 10/15/26 (e)	2,800,000	2,804,899
Series 2015 193, 5% 10/15/27 (e)	1,130,000	1,148,237
Series 2016 195:
5% 10/1/25 (e)	1,065,000	1,087,168
5% 10/1/26 (e)	525,000	547,143
Series 2018, 5% 9/15/25 (e)	2,075,000	2,116,409
Series 2023 242:
5% 12/1/24 (e)	2,430,000	2,439,111
5% 12/1/25 (e)	8,525,000	8,730,274
5% 12/1/26 (e)	4,640,000	4,851,368
5% 12/1/27 (e)	5,000,000	5,312,668
Series 207:
5% 9/15/24 (e)	430,000	430,203
5% 9/15/26 (e)	1,205,000	1,254,750
Series 223, 5% 7/15/25 (e)	885,000	899,302
TOTAL NEW YORK AND NEW JERSEY		33,058,694
North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/25 (e)	100,000	101,477
Series 2023 B:
5% 7/1/26 (e)	455,000	470,759
5% 7/1/28 (e)	400,000	425,116
5% 7/1/29 (e)	1,150,000	1,238,462
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 B, 1.95%, tender 11/1/29 (b)	3,075,000	2,808,047
Series 2018 C, 3.45%, tender 10/31/25 (b)	2,805,000	2,820,467
Series 2018 E, 0.8%, tender 10/31/25 (b)	1,500,000	1,463,260
Series 2021 B, 5%, tender 12/2/24 (b)	4,285,000	4,302,296
Series 2023 D, 3.625%, tender 6/15/27 (b)	2,350,000	2,363,098
Columbus County Indl. Facilities And Poll. Cont. Fing. Auth. Rev. Bonds Series 2019 C, 2.1%, tender 10/1/24 (b)(e)	2,000,000	1,996,197
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/26 (Escrowed to Maturity)	290,000	303,821
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Duke Univ. Proj.) Series 2015 B, 5% 10/1/55 (Pre-Refunded to 10/1/25 @ 100)	9,750,000	10,009,032
Bonds (Republic Svcs., Inc. Proj.) Series 2013, 3.95%, tender 6/1/38 (b)(e)	5,000,000	5,000,784
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/26	1,850,000	1,869,804
Series 2019, 5% 3/1/25	335,000	338,693
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/25	200,000	201,297
Series 2015, 5% 1/1/30 (Pre-Refunded to 1/1/26 @ 100)	2,050,000	2,103,714
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2020 A, 5% 6/1/26 (e)	1,000,000	1,029,243
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/27	2,460,000	2,572,378
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2017 A, 5% 5/1/27 (e)	745,000	778,068
Series 2020 A, 5% 5/1/27 (e)	130,000	135,770
TOTAL NORTH CAROLINA		42,331,783
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2023 F, 6.25% 1/1/54	70,000	77,299
Ohio - 0.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	45,108
Allen County Hosp. Facilities Rev. Bonds Series 2022 B1, 5%, tender 8/3/27 (b)	5,000,000	5,209,693
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/25	320,000	323,100
5% 2/15/26	1,775,000	1,835,759
5% 2/15/27	2,790,000	2,946,745
Butler County Hosp. Facilities Rev. Series 2017:
5% 11/15/25	1,500,000	1,516,429
5% 11/15/27	1,040,000	1,074,417
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	395,000	397,339
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	10,000	10,066
Series 2018 A:
5% 1/1/25 (e)	1,425,000	1,432,174
5% 1/1/26 (e)	290,000	297,234
Series 2019 B, 5% 1/1/27 (e)	350,000	363,095
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	765,000	794,524
Dayton City School District Ctfs. Prtn. Series 2021, 3% 12/1/24	165,000	164,835
Franklin County Rev. Bonds Series 2013 OH, 3.5%, tender 11/1/24 (b)	3,400,000	3,399,832
Hamilton County Swr. Sys. Rev. Series 2024 B:
5% 12/1/24 (d)	1,560,000	1,566,918
5% 12/1/25 (d)	700,000	718,883
5% 12/1/26 (d)	700,000	736,736
5% 12/1/27 (d)	470,000	505,601
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/25	310,000	315,304
5% 8/1/26	535,000	554,916
Miami Univ. Series 2022 A, 5% 9/1/24	550,000	550,029
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(e)	2,065,000	2,095,519
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	605,000	579,705
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/26	500,000	516,306
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	30,000	30,409
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	260,000	288,202
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010, 3.9%, tender 9/3/24 (b)	1,000,000	1,000,000
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,055,000	1,065,040
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/25	35,000	35,232
5% 2/15/26	405,000	414,330
Series 2019, 5% 2/15/29	600,000	622,178
Toledo Gen. Oblig. Series 2020:
3% 12/1/24	510,000	509,355
3% 12/1/24	425,000	424,463
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/25 (Escrowed to Maturity)	400,000	402,469
Univ. of Cincinnati Gen. Receipts Series 2024 C, 5% 6/1/26	1,250,000	1,301,440
TOTAL OHIO		34,043,385
Oklahoma - 1.2%
Cleveland County Edl. Facilities Auth.:
(Moore Pub. Schools Proj.) Series 2021, 4% 6/1/25	295,000	297,030
(Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	3,500,000	3,549,617
Creek County Okla Edl. Facilities Authe (Bristow Pub. Schools Proj.) Series 2024:
5% 9/1/27	2,650,000	2,792,511
5% 9/1/29	2,000,000	2,162,387
Jackson County Facilities Auth. Rev. (Jackson County Courthouse Proj.) Series 2022:
3% 10/1/24	400,000	399,675
3% 10/1/25	730,000	728,734
Mcintosh County Edl. Facilities Auth. (Checotah Pub. School Proj.) Series 2022, 2% 9/1/25	650,000	640,121
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	5,990,000	6,017,600
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
Series 2015 A, 5% 8/15/27	1,590,000	1,611,924
Series 2020 C, 3.4% 8/15/31 (b)	7,115,000	7,115,000
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	50,000	55,441
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	55,000	62,493
Oklahoma St Inds. Auth. Edl. Facilities (Oklahoma City Pub. Schools Proj.) Series 2024:
5% 4/1/27	3,230,000	3,413,834
5% 4/1/29	3,000,000	3,295,857
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	315,000	317,157
Payne County Econ. Dev. Auth. (Stillwater Pub. Schools Proj.) Series 2024, 5% 9/1/28	5,000,000	5,392,733
Tulsa County Independent School District #1 Series 2021 B, 0.25% 9/1/24	4,000,000	3,999,484
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Berryhill Pub. School Proj.) Series 2020:
4% 9/1/24	445,000	445,006
4% 9/1/25	690,000	697,125
Washington County Okla Edl. Facsa (Dewey Pub. Schools Proj.) Series 2023, 5% 9/1/27	455,000	475,857
TOTAL OKLAHOMA		43,469,586
Oregon - 0.6%
Marion & Polk Counties Salem-Keizer School District #24J Series 2020, 0% 6/15/28	370,000	321,391
Multnomah County Hosp. Facilities Auth. Rev. Bonds Series 2019, 5%, tender 3/1/25 (b)	6,185,000	6,188,349
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 2023 232, 3.8%, tender 6/15/28 (b)	2,000,000	2,047,404
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.) Series 2016 A, 5% 10/1/29	1,000,000	1,026,202
Oregon Gen. Oblig. Series 2024 D, 5% 6/1/28	2,500,000	2,722,601
Port of Morrow Full Faith and Cr. Obligations Series 2021 D:
4% 12/1/24	150,000	150,222
4% 12/1/25	150,000	151,894
Port of Portland Arpt. Rev.:
Series 2014 22, 5% 7/1/25 (e)	1,255,000	1,259,140
Series 2022, 5% 7/1/25 (e)	2,115,000	2,146,054
Series 2024 30B:
5% 7/1/28 (e)	720,000	765,209
5% 7/1/29 (e)	2,860,000	3,076,030
Series 26 C, 5% 7/1/26 (e)	1,150,000	1,188,586
Salem Hosp. Facility Auth. Rev. (Cap. Manor Proj.) Series 2022, 5% 5/15/26	135,000	136,072
TOTAL OREGON		21,179,154
Pennsylvania - 2.9%
Allegheny County Arpt. Auth. Rev. Series 2023 A, 5% 1/1/27 (Assured Guaranty Muni. Corp. Insured) (e)	680,000	706,991
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series 2017 E, 0.700% x SIFMA Municipal Swap Index 3.62%, tender 5/15/27 (b)(c)	4,000,000	3,970,561
Series 2021 B:
5% 10/15/24	705,000	706,494
5% 10/15/25	740,000	758,924
Commonwealth Fing. Auth. Tobacco Series 2018, 5% 6/1/25	1,755,000	1,779,484
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2022, 5% 1/1/25	1,805,000	1,816,457
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	4,975,000	5,172,566
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Villages Proj.) Series 2023, 5.5% 11/1/24	835,000	837,421
Lancaster Muni. Auth. (Garden Spot Village Proj.) Series 2024 A:
5% 5/1/27	200,000	207,528
5% 5/1/28	210,000	220,775
Laurel Highlands School District Series 2021, 4% 2/1/25	345,000	345,938
Lycoming County Auth. Rev. Bonds Series 2013 S2, 4.5%, tender 10/31/24 (b)	1,400,000	1,398,844
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/26	1,250,000	1,292,273
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 4.1%, tender 10/15/24 (b)(e)	2,500,000	2,500,497
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 4.25%, tender 8/1/25 (b)(e)	11,300,000	11,300,592
Series 2021 A2, 4.6%, tender 10/1/26 (b)(e)	9,005,000	9,088,670
Pennsylvania Gen. Oblig.:
Series 2018:
3.2% 3/1/29	640,000	643,665
3.35% 3/1/30	950,000	956,892
5% 3/1/28	1,215,000	1,315,404
Series 2019, 5% 7/15/26	1,650,000	1,725,289
Series 2021, 5% 5/15/27	2,300,000	2,447,541
Series 2023:
5% 9/1/26	6,590,000	6,899,864
5% 9/1/27	16,250,000	17,407,073
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/24 (e)	1,000,000	1,000,740
Series 2021 135 B:
5% 10/1/24 (e)	805,000	805,596
5% 4/1/25 (e)	180,000	181,278
Series 2021 137:
5% 4/1/25	200,000	202,383
5% 10/1/26	280,000	291,560
Series 2022 138, 5% 4/1/25	2,415,000	2,443,781
Pennsylvania Tpk. Commission Registration Fee Rev. Bonds Series 2023, NULL 2.92%, tender 7/15/26 (b)	8,000,000	8,002,193
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2017 B2:
5% 6/1/28	410,000	431,738
5% 6/1/29	690,000	725,798
Series 2022 B:
5% 12/1/24	695,000	698,259
5% 12/1/25	425,000	437,557
Philadelphia Arpt. Rev.:
Series 2015 A, 5% 6/15/26 (e)	1,000,000	1,013,863
Series 2017 B:
5% 7/1/25 (e)	440,000	446,677
5% 7/1/26 (e)	3,360,000	3,479,412
Series 2020 C, 5% 7/1/25 (e)	2,450,000	2,487,181
Series 2021:
5% 7/1/25 (e)	4,245,000	4,309,423
5% 7/1/28 (e)	3,170,000	3,363,178
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/24	535,000	535,419
Philadelphia Gas Works Rev. Series 2015 13:
5% 8/1/25	420,000	427,524
5% 8/1/29	2,000,000	2,001,466
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	5,000	5,051
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	5,000	5,171
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,244
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	5,000	5,242
Southcentral Pennsylvania Gen. Auth. Rev. Series 2021 TT2:
5% 5/1/25	340,000	343,954
5% 5/1/26	320,000	330,308
Township of East Vincent Gen. Oblig. Series 2021, 3% 12/1/24	250,000	249,777
TOTAL PENNSYLVANIA		107,729,516
Rhode Island - 0.2%
Pub. Bldgs Authr (Cap. Impt. Prog. Projs.) Series 2024 A, 5% 9/15/27	1,000,000	1,061,022
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/25	120,000	121,200
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	130,000	131,796
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024:
5% 6/1/28	350,000	377,965
5% 6/1/29	350,000	384,444
5% 6/1/30	335,000	372,972
5% 6/1/31	350,000	393,542
5% 6/1/32	465,000	527,999
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	45,000	45,199
Series 2022 76 A:
5% 4/1/27	35,000	36,955
5% 4/1/28	250,000	268,639
5% 4/1/29	300,000	326,871
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (e)	855,000	872,861
Series 2019 A:
5% 12/1/26 (e)	570,000	590,570
5% 12/1/28 (e)	490,000	522,101
Series A, 4% 12/1/26 (e)	145,000	145,004
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	75,000	75,613
5% 6/1/27	20,000	20,174
TOTAL RHODE ISLAND		6,274,927
South Carolina - 0.4%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	25,000	25,351
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	70,000	70,533
Series 2023 B, 6% 1/1/54	145,000	160,906
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Bonds Series 2020 B, 5%, tender 10/1/25 (b)	200,000	204,044
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (e)	1,260,000	1,280,113
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (e)	7,470,000	7,604,379
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	445,000	453,005
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (e)	1,075,000	1,094,338
Series 2019 B, 5% 7/1/26 (e)	185,000	191,679
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/25	190,000	190,684
Series 2015 A, 5% 12/1/25	115,000	116,276
Series 2020 A:
5% 12/1/24	40,000	40,145
5% 12/1/24 (Escrowed to Maturity)	95,000	95,435
5% 12/1/24 (Escrowed to Maturity)	230,000	231,053
Series 2021 A:
5% 12/1/24	375,000	376,360
5% 12/1/25	850,000	869,943
Series 2022 C, 5% 12/1/25	360,000	368,446
Series 2022 E:
5% 12/1/25	150,000	153,519
5% 12/1/26	170,000	178,156
Series 2024 A:
5% 12/1/27	550,000	587,722
5% 12/1/28	550,000	597,554
TOTAL SOUTH CAROLINA		14,889,641
South Dakota - 0.5%
South Dakota Board of Regents Hsg. and Auxiliary Facilities Series 2021, 3% 4/1/25	500,000	498,769
South Dakota Hsg. Dev. Auth.:
Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	17,800,000	17,803,880
Series 2017 D, 4% 11/1/47	345,000	346,131
Series 2023 G, 6.25% 5/1/55	100,000	110,434
TOTAL SOUTH DAKOTA		18,759,214
Tennessee - 1.3%
Chattanooga Health Edl. & Hsg. Bonds (Shallowford Proj.) Series 2023, 3.8%, tender 12/1/26 (b)	2,000,000	2,029,057
Jackson Hosp. Rev. Series 2015, 5% 4/1/27	5,750,000	5,799,888
Johnson City Health & Edl. Hosp. Rev. Series 2023 A:
5% 7/1/25	1,250,000	1,268,046
5% 7/1/26	400,000	413,133
Knoxville County Tenn Health Edl. Bonds (The Pine Apts. Proj.) Series 2024, 3.1%, tender 9/1/27 (b)	2,315,000	2,314,436
Memphis Health, Edl. & Hsg. Facilities Board Series 2020, 4% 12/1/24	9,500,000	9,508,961
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2020 B, 5% 7/1/25 (e)	2,200,000	2,232,483
Series 2021 A, 5% 7/1/25 (e)	2,750,000	2,790,604
Series 2021 C, 1.875% 7/1/25 (e)	675,000	661,814
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2019 B:
5% 7/1/25 (e)	1,910,000	1,938,201
5% 7/1/26 (e)	1,695,000	1,753,708
Series 2022 B, 5% 7/1/26 (e)	600,000	620,782
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2017, 4% 7/1/28	1,440,000	1,491,257
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	8,600,000	8,611,803
Tennessee Energy Acquisition Corp. Bonds:
Series 2018, 4%, tender 11/1/25 (b)	3,500,000	3,507,560
Series 2023 A1, 5%, tender 5/1/28 (b)	3,000,000	3,126,230
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	95,000	94,780
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	205,000	200,996
TOTAL TENNESSEE		48,363,739
Texas - 8.3%
Alvin Independent School District Series 2024, 5% 2/15/29	750,000	824,909
Andrews County Hosp. District Series 2021, 5% 3/15/26	1,430,000	1,470,396
Atascosa County Indl. Dev. Corp. Poll. Cont. Rev. Series 2020, 5% 12/15/24	550,000	552,773
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Bonds Series 2024 B, 5%, tender 9/1/27 (b)	1,050,000	1,108,215
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/26 (e)	715,000	716,523
Series 2019:
5% 11/15/24 (e)	3,360,000	3,369,374
5% 11/15/25 (e)	3,230,000	3,300,725
Bexar County Gen. Oblig. Series 2014, 5% 6/15/25	960,000	961,838
Boerne Independent School District Bonds:
Series 2023, 3.125%, tender 2/1/27 (b)	6,945,000	6,948,425
Series 2024, 4%, tender 2/1/28 (b)	1,295,000	1,338,642
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2021, 3.48%, tender 6/1/25 (b)	2,000,000	2,003,640
Series 2024, 3.125%, tender 9/1/27 (b)	2,660,000	2,661,995
Central Reg'l. Mobility Auth.:
Series 2016, 5% 1/1/26	75,000	77,180
Series 2020 B:
5% 1/1/25	125,000	125,717
5% 1/1/26	125,000	128,467
Series 2020 F, 5% 1/1/25	7,540,000	7,554,186
Series 2021 C, 5% 1/1/27	1,530,000	1,566,600
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	5,785,000	5,820,276
Clifton Higher Ed. Fin. Corp. Ed. Rev.:
Series 2022 A, 5% 8/15/26	475,000	489,888
Series 2024:
5% 8/15/26	325,000	338,549
5% 8/15/27	340,000	361,523
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 A, 5% 11/1/24	225,000	225,624
Series 2021 B, 5% 11/1/24	3,500,000	3,509,713
Series 2023 B, 5% 11/1/25	5,000,000	5,135,900
Series 2023 C, 5% 11/1/26 (e)	1,800,000	1,868,207
Dallas Gen. Oblig.:
Series 2023 A:
5% 2/15/25	1,170,000	1,180,994
5% 2/15/26	3,250,000	3,362,916
Series 2024 A:
5% 2/15/25	7,800,000	7,873,291
5% 2/15/26	7,800,000	8,070,999
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2023:
5%, tender 12/1/25 (b)	400,000	409,552
5%, tender 3/1/26 (b)	1,080,000	1,100,247
Series 2024, 5%, tender 8/1/26 (b)	1,785,000	1,850,242
Dallas Tex Spl. Tax Rev. Bonds Series 2023, 6%, tender 8/15/28 (b)(f)	8,500,000	8,572,214
Denton Independent School District Series 2016, 0% 8/15/25	35,000	34,083
East Downtown Redev. Auth. Series 2021:
5% 9/1/24	405,000	405,012
5% 9/1/26	300,000	306,544
El Paso Gen. Oblig. Series 2024:
5% 8/15/26	840,000	878,675
5% 8/15/27	600,000	642,100
El Paso Wtr. & Swr. Rev. Series 2017, 5% 3/1/30	1,000,000	1,051,735
Energy Acquisition Pub. Facility Corp. Series 2007, 5.5% 8/1/25	1,075,000	1,094,095
Forney Independent School District Series 2021 B, 5% 8/15/25	1,010,000	1,030,451
Fort Bend County Gen. Oblig. Series 2015 B, 5% 3/1/29	3,455,000	3,488,845
Fort Bend County Tex Muni. Util. Di Series 2022, 5.25% 9/1/26	1,005,000	1,051,023
Fort Bend Independent School District:
Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	3,080,000	3,014,458
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,080,000	1,956,535
Series 2024 B, 4%, tender 8/1/27 (b)	10,000,000	10,277,485
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	500,000	477,984
Hale Ctr. Ed. Facilities Corp. (Wayland Baptist Univ. Proj.) Series 2022, 5% 3/1/25	475,000	477,420
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B:
5%, tender 9/24/24 (b)	3,345,000	3,368,335
5%, tender 10/1/24 (b)	5,000,000	5,006,183
Series 2020 A, 0.9%, tender 5/15/25 (b)	3,180,000	3,113,395
Series 2020 C2, 5%, tender 9/24/24 (b)	200,000	201,782
Series 2014 A, 5% 12/1/26	120,000	120,559
Series 2020 A, 4% 7/1/25	250,000	251,810
Houston Arpt. Sys. Rev.:
Series 2018 C:
5% 7/1/25 (e)	1,900,000	1,925,558
5% 7/1/27 (e)	2,065,000	2,160,173
Series 2021 A, 5% 7/1/26 (e)	1,250,000	1,289,465
Series 2023 A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured) (e)	2,000,000	2,064,584
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured) (e)	4,000,000	4,251,161
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev.:
Series 2015, 5% 9/1/27	1,215,000	1,216,855
Series 2021:
4% 9/1/24	250,000	250,003
4% 9/1/25	215,000	217,152
4% 9/1/26	275,000	280,440
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	3,940,000	4,041,948
Houston Independent School District:
Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	4,775,000	4,787,199
Series 2023 C, 4%, tender 6/1/25 (b)	8,765,000	8,819,347
Series 2017, 5% 2/15/27	3,015,000	3,191,834
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/25	1,750,000	1,796,338
Series 2021 A, 5% 11/15/27	1,000,000	1,073,710
Series 2024 A, 5% 11/15/25	4,000,000	4,105,915
Katy Independent School District Bonds Series 2021 C, 4%, tender 8/15/26 (b)	6,000,000	6,122,627
Kilgore Independent School District Bonds Series 2022, 2%, tender 8/15/25 (b)	4,000,000	3,964,885
Leander Independent School District Series 2023 A, 0% 2/15/27	1,000,000	928,833
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/25 (e)	1,000,000	1,020,139
Series 2017:
5% 11/1/24 (e)	750,000	751,542
5% 11/1/25 (e)	730,000	744,701
Series 2021:
5% 11/1/24 (e)	3,560,000	3,567,321
5% 11/1/25 (e)	5,125,000	5,228,211
5% 11/1/26 (e)	405,000	417,777
5% 11/1/27 (e)	415,000	434,180
Lower Colorado River Auth. Rev.:
(LCRA Transmission Servces Corp. Proj.) Series 2022, 5% 5/15/26	700,000	727,634
(LCRA Transmission Svcs. Corp. Proj.):
Series 2020:
5% 5/15/25	510,000	517,910
5% 5/15/26	1,250,000	1,299,346
Series 2021, 5% 5/15/26	3,160,000	3,284,747
Series 2023, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	3,275,000	3,326,712
Series 2022, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	1,435,000	1,456,655
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/25	725,000	733,926
Mc Kinney Tex Series 2023 A:
5% 8/15/27	180,000	192,154
5% 8/15/28	350,000	381,017
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2008 A, 4.25%, tender 11/1/24 (b)(e)	2,250,000	2,249,978
(Waste Mgmt., Inc. Proj.) Series 2020 A, 4%, tender 9/3/24 (b)(e)	9,300,000	9,300,000
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	56,518
North East Texas Independent School District:
Bonds Series 2024, 3.75%, tender 8/1/27 (b)	4,070,000	4,148,032
Series 2015, 3% 8/1/27	920,000	918,357
North Texas Tollway Auth. Rev.:
Series 2017 A, 5% 1/1/26	65,000	65,221
Series 2019 B, 5% 1/1/25	325,000	327,144
Series 2020 A, 5% 1/1/25	265,000	266,748
Series 2021 B, 5% 1/1/26	695,000	716,690
Series 2023 A, 5% 1/1/27	275,000	289,768
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	820,000	805,885
Series 2023 B, 3%, tender 8/1/26 (b)	5,220,000	5,208,769
Series 2024 B, 3.45%, tender 8/1/27 (b)	8,835,000	8,943,219
Pecos Barstow Toyah Independent School District Series 2023, 5% 2/15/25	1,250,000	1,261,128
Plainview Tex Independent School District Bonds Series 2020 B, 4%, tender 8/15/26 (b)	2,000,000	2,026,446
Port of Houston Auth. Series 2023, 5% 10/1/26	955,000	1,001,370
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	2,900,000	2,943,834
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/25 (e)	400,000	405,906
5% 7/1/26 (e)	500,000	517,318
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2018, SIFMA Municipal Swap Index + 0.870% 3.79%, tender 12/1/25 (b)(c)	4,065,000	4,060,138
Series 2022, 2%, tender 12/1/27 (b)	1,555,000	1,467,731
Series 2023, 3.65%, tender 12/1/26 (b)	4,000,000	4,008,226
Series 2016, 5% 2/1/25 (Escrowed to Maturity)	330,000	332,702
Series 2022, 5% 2/1/26	545,000	562,489
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	4,250,000	3,973,998
Sinton Tex Independent School District Bonds Series 2022, 4%, tender 8/15/25 (b)	4,000,000	4,035,146
Smha Fin. Pub. Facilities Corp. Tex Mult Bonds Series 2024, 3.7%, tender 7/1/27 (b)	3,695,000	3,756,085
Splendora Independent School District Series 2016 A, 5% 2/15/25	200,000	201,744
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	10,725,000	11,047,101
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	1,240,000	1,251,237
5% 2/15/26	35,000	36,153
Texas A&M Univ. Rev. Series 2021 A, 5% 5/15/26	725,000	755,046
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	1,120,000	1,132,067
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	645,000	715,979
Texas Gen. Oblig.:
Series 2015, 5% 8/1/26 (e)	7,875,000	7,996,495
Series 2019:
4% 8/1/25 (e)	3,005,000	3,029,662
5% 8/1/25 (e)	2,805,000	2,853,017
Texas Muni. Gas Acquisition & Supply Corp. Series 2023 B:
5.25% 1/1/25	895,000	899,257
5.25% 1/1/27	1,070,000	1,109,162
Texas Muni. Pwr. Agcy. Rev. Series 2021, 3% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	850,000	849,986
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2015 C, 5% 8/15/25	1,245,000	1,248,733
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,750,000	3,563,256
Texas Trans. Commission State Hwy. Fund Rev. Series 2016 A, 5% 10/1/25	3,210,000	3,291,321
Univ. of Houston Univ. Revs. Series 2022 A, 5% 2/15/25	1,620,000	1,635,263
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/25	400,000	401,907
Waco Gen. Oblig. Series 2022, 5% 2/1/26	2,065,000	2,131,849
Wise County Tex Lease Rev. Series 2021, 5% 8/15/27	1,000,000	1,040,917
TOTAL TEXAS		308,539,246
Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2018 A:
5% 7/1/25 (e)	3,500,000	3,545,933
5% 7/1/26 (e)	2,000,000	2,062,065
Series 2023 A:
5% 7/1/25 (e)	700,000	709,187
5% 7/1/26 (e)	2,390,000	2,464,167
5% 7/1/28 (e)	1,000,000	1,060,940
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	2,430,000	2,502,884
Utah Infrastructure Agcy. Series 2021, 3% 10/15/24	500,000	499,296
TOTAL UTAH		12,844,472
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2024 E2, 3.5% 11/1/26	5,110,000	5,124,750
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (e)	1,300,000	1,316,934
Series 2020 A, 5% 6/15/27 (e)	665,000	688,730
TOTAL VERMONT		7,130,414
Virginia - 2.0%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2023 A, 5% 1/1/26	3,975,000	4,086,423
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Compnay Proj.) Series 2008 A, 3.65%, tender 10/1/27 (b)	4,040,000	4,121,484
Chesapeake Hosp. Auth. Hosp. Facility Rev. Series 2019, 5% 7/1/26	2,000,000	2,073,974
Chesterfield County Series 2015 B, 3% 1/1/26	5,000,000	5,002,747
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	170,000	177,324
Halifax County Indl. Dev. Auth. Bonds (Virgina Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	1,015,000	1,037,288
Loudoun County Gen. Oblig. Series 2020 B, 5% 12/1/25	305,000	314,193
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	4,000,000	3,835,035
Norfolk Arpt. Auth. Series 2021 A, 4% 7/1/25	1,000,000	1,008,711
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(e)	18,600,000	18,601,466
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/25	20,000	20,268
5% 6/15/26	35,000	36,133
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds:
Series 2023 EI, 3.85%, tender 1/1/25 (b)	1,000,000	1,000,041
Series 2023, 3.9%, tender 7/1/25 (b)	6,000,000	6,001,149
Virginia Port Auth. Commonwealth Port Rev. Series 2015:
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100) (e)	4,230,000	4,294,042
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100) (e)	500,000	507,570
5% 7/1/38 (Pre-Refunded to 7/1/25 @ 100) (e)	500,000	507,570
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100) (e)	300,000	304,419
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 C, 5% 8/1/25 (e)	4,500,000	4,585,185
Series 2019 B:
5% 8/1/25 (e)	3,375,000	3,438,889
5% 8/1/26 (e)	2,410,000	2,504,322
Virginia Small Bus. Fing. A Bonds (Pure Salmon Virginia LLC Proj.) Series 2022, 5%, tender 11/15/24 (b)(e)	9,800,000	9,803,557
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	2,000,000	2,043,917
TOTAL VIRGINIA		75,305,707
Washington - 1.2%
King County Hsg. Auth. Rev.:
Series 2019, 4% 11/1/24	135,000	135,138
Series 2020, 3% 6/1/25	275,000	274,626
Series 2021, 3% 12/1/25	825,000	825,214
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	4,925,000	4,779,693
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	120,000	122,433
Series 2023 A2, 5% 1/1/28	65,000	67,734
Port of Seattle Rev.:
Series 2015 C, 5% 4/1/25 (e)	2,000,000	2,002,344
Series 2016, 5% 2/1/25	290,000	292,511
Series 2018 A:
5% 5/1/26 (e)	455,000	468,312
5% 5/1/27 (e)	2,140,000	2,231,963
Series 2019:
5% 4/1/25 (e)	280,000	282,506
5% 4/1/26 (e)	500,000	513,881
Series 2021 C:
5% 8/1/25 (e)	390,000	396,038
5% 8/1/27 (e)	200,000	209,414
5% 8/1/29 (e)	645,000	692,857
Series 2021, 5% 9/1/24 (e)	1,080,000	1,080,042
Series 2022 B:
5% 8/1/25 (e)	1,335,000	1,355,669
5% 8/1/26 (e)	835,000	863,250
Seattle Hsg. Auth. Rev.:
(Juniper Apts. Proj.) Series 2023, 5% 6/1/27	650,000	672,028
(Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,740,000	1,657,590
Skagit County Wash Pub. Hosp. District Series 2016, 4% 12/1/26	1,300,000	1,301,791
Snohomish Co. Wash 015 Edmds Series 2024, 5% 12/1/25	5,100,000	5,250,887
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	25,000	25,164
5% 1/1/26	35,000	36,139
Univ. of Washington Univ. Revs. Series 2021 C:
5% 4/1/26	260,000	269,766
5% 4/1/26	740,000	768,312
Washington Gen. Oblig.:
Series 2015 E, 5% 7/1/25	2,230,000	2,245,598
Series 2016 B, 5% 7/1/25	1,075,000	1,095,758
Series R 2020 A, 5% 1/1/25	250,000	251,712
Washington Health Care Facilities Auth. Rev.:
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	205,000	207,528
5% 8/15/26	115,000	117,621
5% 8/15/27	50,000	51,729
Bonds Series 2019 B2, 5%, tender 8/1/25 (b)	8,870,000	8,934,553
Series 2015 B, 5% 8/15/27	1,500,000	1,523,638
Series 2015, 5% 7/1/27	1,250,000	1,265,365
Washington Hsg. Fin. Commission Series 2021 2N, 5% 6/1/25	945,000	958,254
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	805,000	830,072
TOTAL WASHINGTON		44,057,130
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	2,000,000	1,999,779
(Appalachian Pwr. Co. Amos Proj.) Series 2010 A, 0.625%, tender 12/15/25 (b)	2,000,000	1,901,161
TOTAL WEST VIRGINIA		3,900,940
Wisconsin - 2.0%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/25	300,000	301,363
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Series 2024 A, 5% 11/1/24	4,675,000	4,689,859
Clayton Town Series 2021 B, 2% 6/1/26	2,000,000	1,939,726
Dunn County Gen. Oblig. Series 2021 A, 0.25% 10/1/24	1,155,000	1,150,726
Milwaukee County Arpt. Rev. Series 2023 A, 5% 12/1/24 (e)	700,000	702,521
Milwaukee Gen. Oblig.:
Series 2016, 2% 3/1/27	1,610,000	1,543,531
Series 2022 N3, 5% 4/1/25 (Assured Guaranty Muni. Corp. Insured)	3,220,000	3,257,454
Series 2023 N3, 5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,690,000	1,815,827
Oak Creek Gen. Oblig. Series 2024 A, 4% 4/1/26	1,805,000	1,814,778
PMA Levy & Aid Anticipation Nts Prog. Series 2023 B, 5% 9/25/24	2,000,000	2,001,657
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	2,375,000	2,378,211
Pub. Fin. Auth. Hosp. Rev. Series 2020 A:
%	375,000	379,161
%	515,000	528,813
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 4.25%, tender 11/1/24 (b)(e)	17,500,000	17,500,110
Pub. Fin. Auth. Wis Pollutionc Bonds (Duke Energy Progress Proj.) Series 2022 A, 3.3%, tender 10/1/26 (b)	2,000,000	1,999,020
Racine Unified School District Series 2021, 2% 4/1/25	600,000	594,361
Sharon Wis Util. Sys. Rev. Series 2024 A, 5% 12/1/26	2,150,000	2,202,473
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2024 A, 5% 4/1/26	500,000	518,027
Wisconsin Gen. Oblig.:
Series 2022 A, 3.34% 5/1/25 (b)	2,685,000	2,684,867
Series 2025 2, 5% 5/1/28 (d)	1,065,000	1,138,863
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	355,000	356,582
Series 2018, 5% 4/1/26	195,000	201,388
Series 2019 A:
5% 12/1/24	100,000	100,409
5% 12/1/25	125,000	127,840
5% 12/1/26	200,000	207,881
5% 11/15/28	285,000	311,317
Wisconsin Health & Edl. Facilities Auth. Series 2014 A:
5% 12/1/24	775,000	776,764
5% 12/1/26	2,175,000	2,179,265
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (f)	5,675,000	5,828,085
Bonds Series 2018 C3, 5%, tender 6/24/26 (b)	3,825,000	3,916,938
Series 2021 B:
4% 9/15/24	200,000	199,976
4% 9/15/26	220,000	219,253
Series 2022, 5% 10/1/25	3,635,000	3,714,164
Series 2024 A:
5% 2/15/26	400,000	409,171
5% 2/15/27	790,000	822,182
5% 2/15/28	515,000	543,878
5% 2/15/29	1,910,000	2,043,495
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	290,000	284,556
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2021 C, 0.81%, tender 5/1/25 (b)	120,000	117,229
Series 2023 E, 3.875%, tender 5/1/27 (b)	985,000	992,866
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Bonds (The Intersect Proj.) Series 2024 I, 5%, tender 2/1/27 (b)	3,250,000	3,394,827
TOTAL WISCONSIN		75,889,414
Wyoming - 0.1%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/25	260,000	261,593
Sublette County Wyo Hosp. District Series 2023 A, 5% 6/15/26	2,000,000	2,005,251
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 1, 3.5% 6/1/52	1,265,000	1,259,337
TOTAL WYOMING		3,526,181
TOTAL MUNICIPAL BONDS (Cost $2,381,936,029)		2,385,537,531

Municipal Notes - 21.2%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Black Belt Energy Gas District Participating VRDN Series XF 30 73, 3.22% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	6,800,000	6,800,000
Health Care Auth. for Baptist Health Series 2013 B, 4.34% 9/6/24, VRDN (b)	2,399,000	2,399,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 3.4% 9/3/24, VRDN (b)(e)	300,000	300,000
Southeast Energy Auth. Rev. Participating VRDN Series XM 10 62, 3.22% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,600,000	1,600,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 3.45% 9/3/24, VRDN (b)(e)	430,000	430,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 3.4% 9/3/24, VRDN (b)(e)	2,300,000	2,300,000
TOTAL ALABAMA		13,829,000
Arizona - 0.3%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 3.24% 9/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	3,085,000	3,085,000
Maricopa County Poll. Cont. Rev. Series 2009 D, 3.2% 9/6/24, VRDN (b)	6,320,000	6,320,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater 91 57, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
TOTAL ARIZONA		10,905,000
Arkansas - 0.2%
Lowell Ark Indl. Dev. Series 1996, 2.98% 9/6/24, VRDN (b)(e)	5,800,000	5,800,000
California - 0.9%
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 3.24% 9/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,500,000	1,500,000
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2024, 3.65% 9/11/24, CP	1,300,000	1,300,069
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,600,000	1,600,000
Series MIZ 91 21, 3.7% 9/3/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	2,000,000	2,000,000
Series MIZ 91 22, 3.7% 9/3/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	4,630,000	4,630,000
Kaiser Foundation Hospitals Series 2024, 3.68% 9/5/24, CP	2,500,000	2,500,066
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 3.7% 9/3/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	4,325,000	4,325,000
Series 2022 MIZ 90 90, 3.7% 9/3/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(g)(h)	4,550,000	4,550,000
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 90 97, 3.24% 9/6/24, LOC Mizuho Cap. Markets LLC (b)(g)(h)	1,500,000	1,500,000
Series Floater MIZ 91 62, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,000,000	1,000,000
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2024 A, 0% 10/9/24, LOC Bank of America NA, CP	7,669,000	7,670,065
Santa Clara Valley Wtr. District Series 2024 A, 3.65% 9/5/24, LOC MUFG Bank Ltd., CP	2,600,000	2,600,097
TOTAL CALIFORNIA		35,175,297
Colorado - 0.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 3.27% 9/6/24, LOC Deutsche Bank AG, VRDN (b)	480,000	480,000
Connecticut - 0.2%
Danbury Gen. Oblig. BAN Series 2024, 5% 9/24/24 (f)	4,750,000	4,754,290
West Haven Gen. Oblig. BAN Series 2024, 5% 2/13/25 (Build America Mutual Assurance Insured)	1,750,000	1,764,191
TOTAL CONNECTICUT		6,518,481
Delaware - 0.2%
Univ. of Delaware Rev. Series 2004, 3.1% 9/3/24 (Liquidity Facility Bank of America NA), VRDN (b)	6,855,000	6,855,000
Florida - 2.0%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 3.05% 9/6/24, VRDN (b)(e)	12,300,000	12,300,000
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009 2, 3.4% 9/6/24, VRDN (b)	6,000,000	6,000,000
Florida Ins. Assistance Interlo Series 2023 A2, 3.72% 9/6/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	17,000,000	17,000,000
Jacksonville Health Care Facilities:
Series 2019 D, 2.93% 9/6/24, VRDN (b)	190,000	190,000
Series 2019 E, 2.93% 9/6/24, VRDN (b)	740,000	740,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 3.51% 9/7/27, VRDN (b)	22,300,000	22,300,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	920,000	920,000
Miami-Dade County Aviation Rev. Series 2024, 3.5% 9/12/24, LOC Bank of America NA, CP (e)	2,000,000	2,000,137
Orlando Health Participating VRDN Series 026, 3.22% 10/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	500,000	500,000
Pasco County Fla Hosp. Rev. Participating VRDN Series XM 11 55, 2.95% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	10,530,000	10,530,000
TOTAL FLORIDA		72,480,137
Georgia - 1.3%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
4.15% 9/3/24, VRDN (b)(e)	14,970,000	14,970,000
4.2% 9/3/24, VRDN (b)(e)	3,150,000	3,150,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 3.24% 9/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,600,000	1,600,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 3.45% 9/3/24, VRDN (b)(e)	10,800,000	10,800,000
Series 2018, 3.2% 9/3/24, VRDN (b)	150,000	150,000
Cobb County School District TAN Series 2024, 4% 12/16/24	5,000,000	5,011,544
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2024 B:
3.3% 12/10/24, LOC PNC Bank NA, CP	3,500,000	3,500,462
3.35% 12/10/24, LOC TD Banknorth, NA, CP	8,500,000	8,501,113
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 3.4% 9/3/24, VRDN (b)(e)	1,700,000	1,700,000
TOTAL GEORGIA		49,383,119
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 3.22% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	2,200,000	2,200,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 3.49% 9/6/24 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	200,000	200,000
Illinois - 0.5%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series XM 10 38, 3.1% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	900,000	900,000
Illinois Edl. Facilities Auth. Rev. Series 2024, 3.3% 10/29/24, CP	7,300,000	7,302,304
Illinois Hsg. Dev. Auth. Multifamily Rev. Series 2024 A, 2.93% 9/6/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)	4,000,000	4,000,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 67, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	5,100,000	5,100,000
Reg'l. Transn Auth. Extend Series 2005 B, 3.65% 9/3/24, VRDN (b)	250,000	250,000
TOTAL ILLINOIS		17,552,304
Indiana - 1.0%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 3.42%, tender 10/3/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(g)(h)	15,900,000	15,900,000
Indiana Univ. Student Fee Revs. Series 2024, 3.65% 9/9/24, CP	2,800,000	2,800,283
Westfield Washington Multi-School Bldg. Corp. BAN Series 2024 A, 5% 12/15/24	17,000,000	17,068,998
TOTAL INDIANA		35,769,281
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.):
Series 2008 A, 3.13% 9/6/24, VRDN (b)(e)	650,000	650,000
Series 2016 B, 3.13% 9/6/24, VRDN (b)(e)	4,600,000	4,600,000
Louisa County Poll. Cont. Rev. Series 1994, 3.28% 9/4/24, VRDN (b)	4,750,000	4,750,000
TOTAL IOWA		10,000,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 3.33% 9/6/24, VRDN (b)	5,000,000	5,000,000
Wichita Gen. Oblig. BAN Series 2023, 5% 10/15/24	5,000,000	5,010,277
TOTAL KANSAS		10,010,277
Kentucky - 1.0%
Kentucky Econ. Dev. Fin. Auth. (Catholic Health Initiatives Proj.) Series C, 3.65% 9/6/24, VRDN (b)	12,525,000	12,525,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2023 1A1, 3.14% 9/6/24, LOC Bank of America NA, VRDN (b)(e)	3,100,000	3,100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 3.75% 9/3/24, VRDN (b)(e)	6,820,000	6,820,000
Series 2020 B1, 3.75% 9/3/24, VRDN (b)(e)	7,000,000	7,000,000
Mercer County Poll. Cont. R Series 2024 P, 3.9% tender 9/5/24, CP mode	7,400,000	7,400,389
TOTAL KENTUCKY		36,845,389
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 3.1% 9/6/24, VRDN (b)	24,220,000	24,220,000
Maryland - 0.2%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 3.27% 10/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,600,000	1,600,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.27% 10/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,700,000	3,700,000
Tender Option Bond Trust Receipts Participating VRDN Series XF 32 22, 3.24% 9/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	2,600,000	2,600,000
TOTAL MARYLAND		7,900,000
Massachusetts - 0.4%
Massachusetts Bay Trans. Auth. Series 2024, 3.32% 9/25/24, CP	10,000,000	10,000,665
Quincy Gen. Oblig. BAN Series 2024, 5% 7/25/25	3,500,000	3,569,186
Whitman Hanson Massachusetts Reg'l. School District BAN Series 2024, 5.875% 5/15/25	2,500,000	2,533,151
TOTAL MASSACHUSETTS		16,103,002
Michigan - 0.1%
Pittsburg WTSW Participating VRDN Series 2024 5067, 2.95% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	4,000,000	4,000,000
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 4.15% 9/3/24, VRDN (b)(e)	12,930,000	12,930,000
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 3.4% 9/3/24, VRDN (b)(e)	7,100,000	7,100,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.):
Series 1995, 4.15% 8/31/24, VRDN (b)(e)	900,000	900,000
Series 1998, 4.15% 9/3/24, VRDN (b)(e)	2,900,000	2,900,000
TOTAL MISSISSIPPI		23,830,000
Missouri - 0.1%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 11 08, 3.55% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	3,650,000	3,650,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,700,000	1,700,000
TOTAL MISSOURI		5,350,000
New Hampshire - 0.1%
Tender Option Bond Trust Receipts Bonds Series MS 00 23, 3.22%, tender 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)(i)	4,700,000	4,700,000
New Jersey - 1.7%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	8,800,000	8,834,100
Essex County Impt. Auth. BAN (Essex County Family Court Bldg. Proj.) Series 2024, 5% 6/18/25	7,000,000	7,108,508
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	4,000,000	4,011,815
Jersey City N J Muni. Utils. Auth. BAN Series 2024 B, 5% 5/1/25	2,500,000	2,525,422
Lacey Township Gen. Oblig. BAN Series 2024, 4.5% 5/7/25	4,700,000	4,740,126
Manasquan N J BAN Series 2023, 5% 10/3/24	2,400,000	2,403,211
Manchester Township Gen. Oblig. BAN Series 2024 A, 4.5% 5/8/25	2,200,000	2,217,666
Monmouth County Impt. Auth. Rev. BAN Series 2024, 4% 3/14/25	2,000,000	2,010,105
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN Series Floater 2024, 3.17% 10/4/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	5,000,000	5,000,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 09 29, 3.07% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,700,000	1,700,000
Newark Gen. Oblig. BAN:
Series 2023 B, 5% 9/27/24	5,000,000	5,003,239
Series 2024 B, 5% 5/13/25	6,200,000	6,262,657
Pennsauken Township BAN Series 2024 A, 4.5% 5/28/25	5,818,500	5,865,922
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	6,041,000	6,050,583
TOTAL NEW JERSEY		63,733,354
New Mexico - 0.0%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 3.27% 10/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	1,935,000	1,935,000
New York - 1.7%
Battery Park City Auth. Rev. Series 2019 D1, 3% 9/3/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	800,000	800,000
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 3.27% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,200,000	2,200,000
Lowville N Y BAN Series 2024, 5.375% 8/21/25	2,500,000	2,515,736
New York City Gen. Oblig.:
Series 2012 G6, 3.05% 9/3/24 (Liquidity Facility Mizuho Bank Ltd.), VRDN (b)	5,300,000	5,300,000
Series 2013 F3, 3.1% 9/3/24 (Liquidity Facility Bank of America NA), VRDN (b)	7,000,000	7,000,000
Series 2021 3, 3.2% 9/9/24, VRDN (b)	7,425,000	7,425,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 3.24% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	1,595,000	1,595,000
Series XF 13 55, 3.24% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,400,000	2,400,000
New York Pwr. Auth. Series 2024, 3.62% 10/9/24, CP	7,000,000	7,002,477
New York State Hsg. Fin. Agcy. Rev. Participating VRDN:
Series 2022, 3.27% 10/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,000,000	3,000,000
Series Floater 2022 007, 3.37% 10/11/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(g)(h)	23,500,000	23,500,000
Olean BAN Series 2024, 4% 3/6/25	1,500,000	1,499,166
TOTAL NEW YORK		64,237,379
North Carolina - 0.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2018 G, 3% 9/3/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,000,000	1,000,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 3.4% 9/6/24, VRDN (b)(e)	9,100,000	9,100,000
TOTAL NORTH CAROLINA		10,100,000
North Dakota - 0.3%
Basin Elec. Pwr. Coop. Series 2024:
3.7% 9/24/24 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	5,000,000	5,001,096
3.85% 9/19/24 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.), CP	5,900,000	5,901,478
TOTAL NORTH DAKOTA		10,902,574
Ohio - 0.7%
Delaware Gen. Oblig. BAN Series 2024, 4.5% 7/1/25	3,650,000	3,680,403
Forest Park Gen. Oblig. BAN Series 2024, 4.5% 5/21/25	2,650,000	2,669,655
Lorain County Gen. Oblig. BAN:
Series 2023 B, 5% 12/7/24	1,025,000	1,028,762
Series 2024 B, 4.375% 5/1/25	3,000,000	3,017,772
Montgomery Ohio BAN Series 2024, 4.5% 6/10/25	2,000,000	2,017,340
Newark Gen. Oblig. BAN Series 2024, 4.5% 3/20/25	1,500,000	1,505,729
Ohio Higher Edl. Facility Commission Rev. Series 2024, 3.63% tender 10/2/24, CP mode	4,400,000	4,401,494
Ohio Hosp. Rev.:
Series 2013 B, 3.45% 9/7/27, VRDN (b)	4,995,000	4,995,000
Series 2021 B, 3.16% 9/3/24, VRDN (b)	3,000,000	3,000,000
TOTAL OHIO		26,316,155
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 3.56% 9/6/24, VRDN (b)	9,755,000	9,755,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,295,094	1,295,094
TOTAL OKLAHOMA		11,050,094
Pennsylvania - 0.6%
Central Bradford Progress Auth. Rev. Series 2021 D, 3.54% 9/6/24, VRDN (b)	6,245,000	6,245,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 3.72% 9/6/24, VRDN (b)	6,700,000	6,700,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 2.91% 9/6/24, LOC Bank of America NA, VRDN (b)	2,670,000	2,670,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 3.72% 9/6/24, VRDN (b)	7,895,000	7,895,000
TOTAL PENNSYLVANIA		23,510,000
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2024 B, 3.35% 9/4/24, LOC Barclays Bank PLC, CP	3,378,000	3,378,089
Tennessee - 0.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.15% 9/6/24, VRDN (b)	1,500,000	1,500,000
Greeneville Health & Edl. Facilities Board Series 2018 B, 2.95% 9/6/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	800,000	800,000
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2024 A, 3.25% 10/3/24, LOC TD Banknorth, NA, CP	7,700,000	7,701,382
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 63, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,300,000	1,300,000
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2024, 3.41% 10/7/24, CP	2,900,000	2,900,448
TOTAL TENNESSEE		14,201,830
Texas - 3.6%
Arlington Higher Ed. Fin. Corp. Participating VRDN Series 2021 MS 00 02, 3.32% 9/6/24 (b)(g)(h)	12,570,000	12,570,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2024 A, 3.55% 1/7/25, CP	2,000,000	2,002,014
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 3.24% 9/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	1,300,000	1,300,000
Dallas Fort Worth Int'l. Arpt. Rev. Series 2024 2, 3.85% 10/23/24, CP	2,500,000	2,500,696
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,900,000	1,900,000
Fort Bend County Gen. Oblig. TAN Series 2024, 5% 3/1/25	8,000,000	8,079,123
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2024 B1, 3.67% tender 9/24/24, CP mode	4,000,000	4,000,876
Series 2024 B3, 3.7% tender 9/24/24, CP mode	6,700,000	6,701,500
Harris County Gen. Oblig. Series 2024 A1, 3.35% 11/5/24 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,120,000	6,121,047
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Series 2024 A, 3.66% 9/26/24, CP	8,325,000	8,327,022
Series 2024, 3.62% 9/18/24, CP	915,000	915,179
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	11,100,000	11,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 3.3% 9/3/24, VRDN (b)	2,400,000	2,400,000
Series 2004, 3.33% 9/6/24, VRDN (b)(e)	27,215,000	27,215,000
Series 2010 C, 3.4% 9/3/24, VRDN (b)	1,900,000	1,900,000
Series 2010 D, 3.75% 9/6/24, VRDN (b)	1,000,000	1,000,000
San Antonio Elec. & Gas Sys. Rev. Series 2024 A, 3.5% 10/18/24 (Liquidity Facility Bank of America NA), CP	14,000,000	14,003,413
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series XF 14 47, 2.95% 9/6/24 (Liquidity Facility Bank of America NA) (b)(g)(h)	2,000,000	2,000,000
Series 2024, 3.37% 11/19/24, CP	10,000,000	10,001,007
Univ. of Texas Permanent Univ. Fund Rev. Series 2024 A, 3.6% 10/29/24, CP	8,500,000	8,505,235
TOTAL TEXAS		132,542,112
Utah - 0.1%
Box Elder County Poll. Cont. Rev. Series 2003, 3.35% 9/6/24, VRDN (b)	260,000	260,000
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 3.55% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	2,495,000	2,495,000
TOTAL UTAH		2,755,000
Virginia - 0.2%
Albemarle County Econ. Dev. Auth. Hosp. Rev. Series 2018 B, 2.85% 9/6/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	4,000,000	4,000,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 3.27% 10/11/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	3,600,000	3,600,000
TOTAL VIRGINIA		7,600,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 3.53% 9/7/27, VRDN (b)	3,380,000	3,380,000
Wisconsin - 0.0%
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2004 E, 3.55% 9/6/24 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)(e)	250,000	250,000
Wyoming - 0.3%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 3.5% 9/6/24, VRDN (b)(e)	7,200,000	7,200,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.45% 9/4/24, VRDN (b)	700,000	700,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 3.5% 9/3/24, VRDN (b)(e)	1,100,000	1,100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.45% 9/4/24, VRDN (b)	3,300,000	3,300,000
TOTAL WYOMING		12,300,000
TOTAL MUNICIPAL NOTES (Cost $788,013,314)		788,297,874

Municipal Bond Funds - 3.4%
	Shares	Value ($)
JPMorgan Ultra-Short Municipal Income ETF (Cost $125,648,502)	2,481,071	126,385,757

Short-Term Funds - 7.9%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,374,294	63,934,171
Vanguard Ultra Short-Term Tax-Exempt Fund Admiral Shares	14,596,613	230,918,395
TOTAL SHORT-TERM FUNDS (Cost $296,554,504)		294,852,566

Money Market Funds - 3.0%
	Principal Amount (a)	Value ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25% (j)(k)	52,021,919	52,021,919
Fidelity Municipal Cash Central Fund 3.22% (l)(m)	8,273,691	8,275,346
Fidelity SAI Municipal Money Market Fund 3.03% (j)(k)	42,979,068	42,987,664
State Street Institutional U.S. Government Money Market Fund Premier Class 5.26% (j)	6,168,926	6,168,926
TOTAL MONEY MARKET FUNDS (Cost $109,440,905)		109,453,855

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,701,593,254)	3,704,527,583
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,520,228
NET ASSETS - 100.0%	3,712,047,811

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
ETF	-	EXCHANGE-TRADED FUND
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,069,348 or 1.5% of net assets.

(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,515,094 or 0.6% of net assets.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Affiliated Fund
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	11/16/22	1,600,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	1,900,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	920,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	11,100,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,295,094

Tender Option Bond Trust Receipts Bonds Series MS 00 23, 3.22%, tender 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	4/16/24	4,700,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.22%	13,408,851	66,357,150	71,490,655	138,467	-	-	8,275,346	0.3%
Total	13,408,851	66,357,150	71,490,655	138,467	-	-	8,275,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.25%	95,265,336	160,910,946	204,154,363	807,075	-	-	52,021,919
Fidelity SAI Municipal Money Market Fund 3.03%	42,636,979	350,685	-	350,695	-	-	42,987,664
	137,902,315	161,261,631	204,154,363	1,157,770	-	-	95,009,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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